The prospectus and statement of additional information for Scudder Emerging Markets Growth Fund and Scudder International Fund filed on January 5, 2000 are incorporated by reference in their entirety and will be distributed with these supplements.

The prospectus and statement of additional information for Scudder Greater Europe Growth Fund, Scudder Latin America Fund, and Scudder Pacific Opportunities Fund on March 6, 2000 are incorporated by reference in their entirety and will be distributed with these supplements.

Barrett International
Shares    Fund #401











Prospectus
July 14, 2000

This prospectus applies to the Barrett International Shares of the Scudder International Fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Barrett International Shares

How the fund works

   2 Investment Approach

   3 Main Risks to Investors

   4 The Fund's Track Record

   5 How Much Investors Pay

   6 Other Policies and Risks

   7 Who Manages and Oversees the Fund

  10 Financial Highlights

How to invest in the fund

  12 How to Buy and Sell Shares

  13 Policies You Should Know About

  17 Understanding Distributions and Taxes

How the fund works

On the next few pages, you'll find information about this fund's investment goal, the main strategies it uses to pursue that goal, and the main risks that could affect its performance.

You'll also be able to look at the fund's track record and get an idea of the costs you should expect to pay as a fund shareholder.

Whether you are considering investing in the fund or are already a shareholder, you'll probably want to look this information over carefully. You may want to keep it on hand for reference as well.

Scudder Kemper Investments, Inc. serves as investment adviser to the Scudder International Fund. Barrett Associates, Inc. sponsors the Barrett
International Shares, a class of the International Fund, which are described herein.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other organization. Their share prices could go up and down, so be aware that you could lose money.

--------------------------------------------------------------------------------
ticker symbol | SIBIX                                      fund number | 401


Barrett International Shares
--------------------------------------------------------------------------------

Investment Approach

The fund seeks long-term growth of capital by investing at least 65% of its total assets in foreign equities (equities issued by foreign-based companies and listed on foreign exchanges). Although the fund can invest in companies of any size and from any country, it invests mainly in common stocks of established companies in countries with developed economies (other than the United States).

In choosing common stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for individual companies that have financial strength, good business prospects, competitive positioning and earnings growth that is above-average for their market segment, among other factors.

Top-down analysis. The managers consider the economic outlooks for various countries and geographical regions, favoring countries that they believe have sound economic conditions and open markets.

Analysis of global themes. The managers look for significant changes in the business environment, seeking to identify industries that may benefit from these changes.

The managers intend to divide the fund's holdings across industries and geographical areas, although, depending on their outlook, they may increase or reduce the fund's exposure to a given industry or area.

The fund will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting its emphasis on a given country.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

OTHER INVESTMENTS

The fund may invest up to 20% of net assets in foreign debt securities, including convertible securities.

Although the managers are permitted to use various types of derviatives (contracts whose value is based on, for example, indices, commodities, currencies, or securities), the managers don't intend to use them as principal investments.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[ICON] This fund was designed for investors who want a broadly diversified international investment with the emphasis squarely on long-term growth of capital.
--------------------------------------------------------------------------------

Main Risks to Investors

There are several risk factors that could hurt the fund's performance, cause you to lose money, or make the fund perform less well than other investments.

As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, foreign markets. When foreign stock prices fall, you should expect the value of your investment to fall as well. Foreign stocks also tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. While developed foreign markets may be less risky than emerging markets, increasing globalization can make any market vulnerable to events elsewhere in the world.

A second major factor is currency exchange rates. When the dollar value of a foreign currency falls, so does the value of any investments the fund owns that are denominated in that currency. This is separate from market risk, and may add to market losses or reduce market gains.

Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of industries, companies, economic trends, geographical areas or other matters

o    derivatives could produce disproportionate losses

o at times, the fund might find it difficult to value some investments accurately or to get a fair price for them

--------------------------------------------------------------------------------
[ICON] While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. If you'd like up-to-date information on the performance of Barrett International Shares since inception, call 1-800-854-8525.
--------------------------------------------------------------------------------

The Fund's Track Record

The bar chart shows the total return for the first complete calendar year of Barrett International Shares. The table shows average annual total returns of Barrett International Shares and a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the Barrett International Shares and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

                                                             58.24




                                                              '99
--------------------------------------------------------------------------------

2000 Total Return as of June 30: -8.84%
Best Quarter: 30.60%, Q4 1999  Worst Quarter: 2.85%, Q1 1999

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
--------------------------------------------------------------------------------


                                                1 Year Since         Inception*
--------------------------------------------------------------------------------
Barrett International Shares                       58.24               32.78
--------------------------------------------------------------------------------
Index                                              28.27               17.75**
--------------------------------------------------------------------------------

Index: MSCI EAFE plus Canada Index, an unmanaged capitalization-weighted measure of stock markets in Europe, Australasia, the Far East and Canada.

*    Inception date for Barrett International Shares is 4/3/1998.

**   Index comparison begins 3/31/1998.

How Much Investors Pay

The fund has no sales charges or other shareholder fees. The fund does have annual operating expenses, and as a shareholder of Barrett International Shares you pay them indirectly. This table shows fees for the fund's Barrett International Shares.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (paid directly from your investment)
--------------------------------------------------------------------------------
Sales Charges/Redemption Fees                                      None
--------------------------------------------------------------------------------
Annual Operating Expenses (deducted from fund assets)
--------------------------------------------------------------------------------
Management Fee                                                     0.67%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                           None
--------------------------------------------------------------------------------
Other Expenses*                                                    0.38%
                                                                   -------
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                    1.05%
--------------------------------------------------------------------------------

*    Includes a fixed rate administrative fee of 0.375%.

The fees and expenses for Barrett International Shares of the fund are being restated to reflect the implementation of a new fixed rate administrative fee and a new investment management fee. These new fees will become effective on or about August 14, 2000.

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------

Based on the restated costs above, this example is designed to help you compare the expenses of the fund's Barrett International Shares to those of other funds. The example assumes the expenses above remain the same and that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example, and that actual expenses will be different.

                           1 Year         3 Years         5 Years      10 Years
--------------------------------------------------------------------------------
                            $107            $334           $579         $1,283
--------------------------------------------------------------------------------

Other Policies and Risks

While the previous pages describe the main points of the fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the fund's Board could change the fund's investment goal without seeking shareholder approval.

o As a temporary measure, the fund could shift up to 100% of its assets into investments such as U.S. or Canadian securities. This could help prevent losses, but would mean that the fund was not pursuing its goal.

o This fund may trade securities more actively than many funds, which could mean higher expenses (thus lowering return) and higher taxable distributions.

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Euro Conversion

Funds that invest in foreign securities could be affected by accounting differences, changes in tax treatment or other issues related to the conversion of certain European currencies into the euro, which is already underway. The investment adviser is working to address euro-related issues as they occur and has been notified that other key service providers are taking similar steps. Still, there's some risk that this problem could materially affect a fund's operation (including its ability to calculate net asset value and to handle purchases and redemptions), its investments or securities markets in general.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

FOR MORE INFORMATION

This prospectus doesn't tell you about every policy or risk of investing in the fund.

If you want more information on the fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the SAI (the back cover has information on how to do this).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[ICON] Scudder Kemper, the company with overall responsibility for managing the fund, takes a team approach to asset management.
--------------------------------------------------------------------------------

Who Manages and Oversees the Fund

The investment adviser

The fund's investment adviser is Scudder Kemper Investments, Inc., located at 345 Park Avenue, New York, NY 10154-0010. Scudder Kemper has more than 80 years of experience managing mutual funds, and currently has more than $290 billion in assets under management. The Barrett International Shares are offered exclusively by Barrett Associates, Inc., 565 Fifth Avenue, New York, NY 10017.

The fund is managed by a team of investment professionals, who individually represent different areas of expertise and who together develop investment strategies and make buy and sell decisions. Supporting the fund managers are Scudder Kemper's many economists, research analysts, traders, and other investment specialists, located in offices across the United States and around the world.

As payment for serving as investment adviser, Scudder Kemper receives a management fee from the fund. For the most recent fiscal year, the actual amount the fund paid in management fees was 0.81% of its average daily net assets.

The fund has entered into a new investment management agreement with Scudder Kemper. This table describes the fee rates for the fund and the effective date of the agreement.

--------------------------------------------------------------------------------
New Investment Management Fee as of August 14, 2000
--------------------------------------------------------------------------------

Average Daily Net Assets                         Fee Rate
--------------------------------------------------------------------------------
up to $6 billion                                 0.675%
--------------------------------------------------------------------------------
next $1 billion                                  0.625%
--------------------------------------------------------------------------------
over $7 billion                                  0.600%
--------------------------------------------------------------------------------

The portfolio managers

Below are the people who handle the fund's day-to-day management.

Irene T. Cheng                         Nicholas Bratt
Lead Portfolio Manager                   o   Began investment career
                                             in 1974
  o   Began investment career in 1985    o   Joined the adviser in 1976
  o   Joined the adviser in 1993         o   Joined the fund team in  1976
  o   Joined the fund team in 1998

  Carol L. Franklin                    Marc J. Slendebroek

  o   Began investment career in 1975    o   Began investment career in 1989
  o   Joined the adviser in 1981         o   Joined the adviser in 1994
  o   Joined the fund team in 1986       o   Joined the fund team in 1999

The directors

The Board of Directors for the fund is responsible for the general oversight of the fund's business. A majority of the board's members are not affiliated with Scudder Kemper. The independent directors have primary responsibility for assuring that the fund is managed in the best interests of its shareholders.

Linda C. Coughlin                         Joan E. Spero
  o   Managing Director,                    o    President, Doris Duke
      Scudder Kemper                             Charitable Foundation
      Investments, Inc.
  o   President of each fund              Jean Gleason Stromberg
                                            o    Consultant
Henry P. Becton, Jr.
  o   President and General               Jean C. Tempel
      Manager,                              o    Managing Director, First
      WGBH Educational Foundation                Light Capital (Venture capital
                                                 fund)

Dawn-Marie Driscoll                       Steven Zaleznick
  o   Executive Fellow, Center            o      President and Chief
      for Business Ethics, Bentley               Executive Officer, AARP
      College                                    Services, Inc.
  o   President, Driscoll
      Associates (consulting firm)

Edgar Fiedler
  o   Senior Fellow and
      Economic Counsellor, The
      Conference Board, Inc.

Keith R. Fox
  o   Private equity investor
  o   President, Exeter Capital
      Management Corporation

Financial Highlights

This table is designed to help you understand the financial performance of the Barrett International Shares since inception. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

Barrett International Shares

--------------------------------------------------------------------------------------
                                                           2000(b)   1999(c) 1999(d)
--------------------------------------------------------------------------------------
Net asset value, beginning of period                     $54.94     $50.14   $52.40
--------------------------------------------------------------------------------------
Income (loss) from investment operations:
--------------------------------------------------------------------------------------
  Net investment income (loss) (a)                         (.05)       .25(f)   .52(e)
--------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment
  transactions                                            17.20       7.20     2.78
                                                         -----------------------------
--------------------------------------------------------------------------------------
  Total from investment operations                        17.15       7.45     3.30
--------------------------------------------------------------------------------------
Less distributions from:
--------------------------------------------------------------------------------------
  Net investment income                                    (.19)        --       --
--------------------------------------------------------------------------------------
  Net realized gains on investment transactions           (2.17)     (2.65)   (5.56)
                                                         -----------------------------
--------------------------------------------------------------------------------------
  Total distributions                                     (2.36)     (2.65)   (5.56)
--------------------------------------------------------------------------------------
Net asset value, end of period                           $69.73     $54.94   $50.14
                                                         -----------------------------
--------------------------------------------------------------------------------------
Total Return (%)                                          31.23**    15.27**   6.60**
--------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                       31         25       23
--------------------------------------------------------------------------------------
Ratio of expenses (%)                                       .95*      1.03*    1.08*
--------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                  (.08)(g)** 1.11*    1.02*
--------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                  91*        82*      80
--------------------------------------------------------------------------------------

(a)  Based on monthly average shares outstanding during the period.

(b)  For the six months ended February 29, 2000

(c) For the five months ended August 31, 1999. On July 7, 1999, the Directors changed the fiscal year end of the Fund from March 31 to August 31.

(d) For the period April 3, 1998 (commencement of sale of Barrett International Shares) to March 31, 1999.

(e) Net investment income per share includes non-recurring dividend income amounting to $.09 per share.

(f) Net investment income per share includes non-recurring dividend income amounting to $.02 per share.

(g) The ratio for the six months ended February 29, 2000 has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

*    Annualized

**   Not annualized

How to invest in the fund

The following pages tell you how to invest with us and what to expect as a shareholder.

How to Buy and Sell Shares

Barrett Associates sponsors the Barrett International Shares, and will arrange for purchases and sales on your behalf. Please contact your Barrett representative by telephone at 212-983-5080 or in person at 565 Fifth Avenue, New York, NY 10017. Additional information appears below:

Initial investments in Barrett International Shares require a minimum of $25,000. Additional investments can be made in increments of $1,000 or more. These minimums may be waived for Directors and Officers of Scudder International Fund, Inc. and existing shareholders as of April 3, 1998, the date of the creation of the Barrett International Shares.

Purchases and sales may also be made by wire and by mail. Contact your Barrett representative for further information.

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you got from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

In either case, keep in mind that the information in this prospectus applies only to the fund's Barrett International Shares. The fund does have two other share classes, which are described in separate prospectuses and which have different fees, requirements, and services.

Policies about transactions

The fund is open for business whenever the New York Stock Exchange is open. The fund calculates the share price for its Barrett International Shares every business day, as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time. Once you instruct Barrett Associates to place an order for you with Scudder Service Corporation, and it is determined to be a "good order," it will be processed at the next share price calculated.

Because orders placed through Barrett Associates must be forwarded to Scudder Service Corporation before they can be processed, you'll need to allow extra time. A representative of Barrett Associates should be able to tell you when your order will be processed.

--------------------------------------------------------------------------------
[ICON] Questions? You can speak to a Scudder representative between 8 a.m. and 8 p.m. eastern time on any fund business day by calling 1-800-854-8525.
--------------------------------------------------------------------------------

When Barrett Associates, on your behalf, asks us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, your bank may charge its own fees for handling wires.

The Expedited Redemption Service is designed for investors who want the proceeds from shares they sell to be automatically wired to a bank account. If the proceeds are less than $1,000, we will mail a check to Barrett Associates, on your behalf, rather than wiring the funds to your bank account.

To use the Expedited Redemption Service, you'll need to set it up in advance. Also, please note that if you opened your account by wire, you can't use the Expedited Redemption Service until we have received your written application.

When you want to sell more than $100,000 worth of shares, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers and most banks, savings institutions, and credit unions. Note that you can't get a signature guarantee from a notary public.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 15 days) or when unusual circumstances prompt the SEC to allow further delays.

How the fund calculates share price

The share price for the fund's Barrett International Shares is the net asset value per share, or NAV. To calculate NAV, the fund uses the following equation, taking figures for this share class only:


                        TOTAL ASSETS - TOTAL LIABILITIES
                       ----------------------------------     = NAV
                       TOTAL NUMBER OF SHARES OUTSTANDING


We typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by the fund's Board of Directors. In such a case, the fund's value for a security is likely to be different from quoted market prices.

Because the fund invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell fund shares. This is because some foreign markets are open on days when the fund doesn't price its shares.

Other rights we reserve

You should be aware that we may do any of the following:

o withhold 31% of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o close your account and send you the proceeds if your balance falls below $25,000 and, after 30 days' notice, you haven't either increased your balance or closed your account; this policy doesn't apply in cases where a fall in share price created the low balance, and it may be waived in certain cases or for certain investors

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; in most cases, the fund won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the fund's assets, whichever is less

o    change, add, or withdraw various services, fees, and account policies

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

The fund intends to pay dividends and distributions to its shareholders in November or December, and if necessary may do so at other times as well.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares or all sent to you by check. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested.

Buying and selling fund shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account). Your sales of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares.

--------------------------------------------------------------------------------
[ICON] Because each shareholder's tax situation is unique, it's always a good idea to ask your tax professional or Barrett Associates representative about the tax consequences of your investments, including any state and local tax consequences.
--------------------------------------------------------------------------------

The tax status of the fund earnings you receive, and your own fund transactions, generally depends on their type:

Generally taxed at ordinary income rates
--------------------------------------------------------------------------------
o short-term capital gains from selling fund shares
--------------------------------------------------------------------------------
o income dividends you receive from the fund
--------------------------------------------------------------------------------
o short-term capital gains distributions you receive from the fund
--------------------------------------------------------------------------------

Generally taxed at capital gains rates
--------------------------------------------------------------------------------
o long-term capital gains from selling fund shares
--------------------------------------------------------------------------------
o long-term capital gains distributions you receive from the fund
--------------------------------------------------------------------------------

You may be able to claim a tax credit or deduction for your share of any foreign taxes the fund pays.

The fund will send detailed tax information every January to Barrett Associates, who will forward it to you. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

If you invest right before the fund pays a dividend, you'll be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the fund declares a dividend. In tax-advantaged retirement accounts you don't need to worry about this.

To Get More Information

Shareholder reports -- These include commentary from the fund's management team about recent market conditions and the effects of the fund's strategies on its performance. They also have detailed performance figures, a list of everything the fund owns, and the fund's financial statements. These reports are mailed by Barrett Associates automatically to fund shareholders (one copy per household).

Statement of Additional Information (SAI) -- This tells you more about the fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents please contact Barrett Associates, Scudder or the SEC. If you're a shareholder and have questions, please contact Barrett Associates or Scudder. Materials you get from Barrett Associates and Scudder are free; those from the SEC involve a copying fee. If you like, you can look over these materials in person at the SEC's Public Reference Room in Washington, DC.

Barrett Associates, Inc.        SEC
565 Fifth Avenue                450 Fifth Street, N.W.
New York, NY 10017              Washington, D.C. 20549-6009
212-983-5080                    1-800-SEC-0330
                                www.sec.gov
Scudder Funds
PO Box 2291
Boston, MA 02107-2291
1-800-854-8525

SEC File Number    811-642

                                                                         SCUDDER
                                                                 INVESTMENTS(SM)
                                                                          [LOGO]


Scudder International Fund

Supplement to Prospectus Dated January 1, 2000

On or about August 14, 2000, Scudder International Fund (the "fund") will offer four classes of shares to provide investors with different purchase options. The four classes are Class S, Class R, Class AARP and Barrett International shares. The Class R shares are described in this supplement to the prospectus.

Class R shares are available for purchase by participants of certain employer-sponsored retirement plans. Class R shares currently are available for purchase through certain financial intermediaries as well as third-party providers and other entities. Share certificates are not available for Class R shares.

The following information supplements the following indicated sections of the prospectus:

The Fund's Track Record

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. The bar chart and table look at fund performance two different ways: year by year and over time. As Class R shares do not have a full calendar year of performance, no past performance information is provided. However, the chart and table below show how the total returns for the fund's Class S have varied from year to year, which may give some idea of risk.

The table shows average annual total returns of the fund's Class S shares and a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions. Class S shares are not offered in this supplement to the prospectus but have substantially similar returns because each class of shares is invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses.

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

            '90       -8.92
            '91       11.78
            '92       -2.64
            '93       36.50
            '94       -2.99
            '95       12.22
            '96       14.55
            '97        7.98
            '98       18.62
            '99       57.89

2000 Total Return as of June 30: -8.92%.
Best Quarter: 30.46% Q4 1999     Worst Quarter: -18.46% Q3 1990

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
--------------------------------------------------------------------------------

                          1 Year              5 Years             10 Years
--------------------------------------------------------------------------------
Fund -- Class S*          57.89                21.06             13.06
--------------------------------------------------------------------------------
Index                     28.27                13.44              7.44
--------------------------------------------------------------------------------

Index: MSCI EAFE plus Canada Index, an unmanaged capitalization-weighted measure of stock markets in Europe, Australasia, the Far East and Canada.

* On or about August 14, 2000, International shares of the fund will be redesignated as Class S shares of the fund.

How Much Investors Pay

The Class R shares of this fund have no sales charges or other shareholder fees. The fund does have annual operating expenses, and as a shareholder you pay them indirectly. This table shows fees for the fund's Class R shares.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (paid directly from your investment)                  None
--------------------------------------------------------------------------------
Annual Operating Expenses (deducted from fund assets)
--------------------------------------------------------------------------------
Management Fee                                                         0.67%
--------------------------------------------------------------------------------
Service (12b-1) Fee*                                                   0.25%
--------------------------------------------------------------------------------
Other Expenses**                                                       0.38%
                                                                  --------------
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        1.30%
--------------------------------------------------------------------------------

*    Payment for administrative services.

** Includes a fixed rate administrative fee of 0.375%. The fees and expenses for Class R shares of the fund are being restated to reflect the implementation of a new fixed rate administrative fee and a new investment management fee rate. These new fees will become effective on or about August 14, 2000.

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------
Based on the restated costs above, this example is designed to help you compare the expenses of the fund's Class R shares to those of other funds. The example assumes the expenses above remain the same and that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; your actual expenses will be different.

       1 Year             3 Years            5 Years             10 Years
--------------------------------------------------------------------------------
        $132                $412               $713               $1,568
--------------------------------------------------------------------------------

Management Fee

On or about August 14, 2000, Scudder International Fund will implement a new investment management agreement which has the following fee rates set forth below:

Average daily net assets                                Fee Rate
--------------------------------------------------------------------------------
up to $6 billion                                         0.675%
--------------------------------------------------------------------------------
next $1 billion                                          0.625%
--------------------------------------------------------------------------------
over $7 billion                                          0.600%
--------------------------------------------------------------------------------

Financial highlights
Scudder International Fund -- Class R Shares

--------------------------------------------------------------------------------
                                                          2000(b)    1999(c)
--------------------------------------------------------------------------------
Net asset value, beginning of period                      $54.78     $53.33
                                                          ---------------------
--------------------------------------------------------------------------------
Income (loss) from investment operations:
--------------------------------------------------------------------------------
  Net investment income (loss) (a)                          (.24)      (.02)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment
  transactions                                             17.06       1.47
                                                          ---------------------
--------------------------------------------------------------------------------
  Total from investment operations                         16.82       1.45
--------------------------------------------------------------------------------
Less distributions from:
--------------------------------------------------------------------------------
  Net realized gains on investment transactions            (2.17)        --
--------------------------------------------------------------------------------
Net asset value, end of period                            $69.43     $54.78
                                                          ---------------------
--------------------------------------------------------------------------------
Total Return (%)                                           30.71**     2.72**
--------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                        22        2.8
--------------------------------------------------------------------------------
Ratio of expenses (%)                                       1.46*      1.63*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                   (.39)(d)** (.09)**
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                   91*        82*
--------------------------------------------------------------------------------

(a)  Based on monthly average shares outstanding during the period.

(b)  For the six months ended February 29, 2000.

(c) For the period August 2, 1999 (commencement of Class R shares) to August 31, 1999.

(d) The ratio for the six months ended February 29, 2000 has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

*    Annualized

**   Not annualized

Distributions

Dividends and other distributions in the aggregate amount of $10 or less are automatically reinvested in Class R shares of the fund unless you request that such policy not be applied to your account.

Purchases

To open an account

Class R shares are available only through employer-sponsored retirement plans. Please consult your plan administrator or plan representative for more information on how to purchase shares.


To buy additional shares

Please consult your plan administrator or plan representative for more information on how to purchase shares.

Exchanges and redemptions

To exchange shares

Shareholders of Class R shares may exchange their Class R shares only for shares of funds authorized for exchange by the applicable plan. Please consult your plan administrator or plan representative for more information concerning exchanges of shares.

To sell shares

Please consult your plan administrator or plan representative for more information on how to sell your shares.

July 14, 2000

                                                                     SCUDDER
                                                                 INVESTMENTS(SM)
                                                                      [LOGO]


Scudder International Fund
Scudder Global Fund
Scudder Emerging Markets Growth Fund

Supplement to Prospectus Dated January 1, 2000

On or about August 14, 2000 for Scudder International Fund, September 11, 2000 for Scudder Global Fund and October 2, 2000 for Scudder Emerging Markets Growth Fund, each fund will offer two classes of shares to provide investors with different purchase options. The two classes are Class S and Class AARP. Scudder International Fund offers two additional classes: Class R shares and Barrett shares. Each class has its own important features and policies. In addition, as of the dates noted above, all existing shares of Scudder Global Fund and Scudder Emerging Markets Growth Fund and all International shares of Scudder International Fund will be redesignated as Class S shares of each fund. Shares of Class AARP will be especially designed for members of AARP.

For your convenience, this supplement has been divided into two parts. Part I provides information relating to important changes to each fund generally. Part II provides information relating specifically to Class AARP. As always, you should refer to the prospectus for general information about each fund, including its investment approaches, risks, and portfolio managers, and for additional information relating to Class S, such as its purchase, redemption and exchange procedures.

PART I -- General Information about the Funds

Effective on or about September 11, 2000, Scudder Global Fund seeks long-term growth while actively seeking to reduce downside risk as compared with other global growth funds. The managers use analytical tools to actively monitor the risk profile of the portfolio as compared to comparable funds and appropriate benchmarks and peer groups. The managers use several strategies in seeking to reduce downside risk, including: (i) diversifying broadly among companies, industries, countries and regions; (ii) focusing on high quality companies with reasonable valuations; and (iii) generally focusing on countries with developed economies. The portfolio managers' attempts to manage downside risk may also reduce performance in a strong market. In addition, Scudder Global Fund will also not invest in securities issued by tobacco-producing companies.

On July 13, 2000, shareholders of each fund elected the following people to each fund's Board: Henry P. Becton, Jr., Linda C. Coughlin, Dawn-Marie Driscoll, Edgar R. Fiedler, Keith R. Fox, Joan E. Spero, Jean Gleason Stromberg, Jean C. Tempel and Steven Zaleznick.

The Funds' Track Records

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. The bar chart and table look at fund performance two different ways: year by year and over time.

The bar chart shows how returns of the fund's Class S shares have varied from year to year, which may give some idea of risk. The table shows average annual total returns of the fund's Class S shares and a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.


Scudder International Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

 '90       -8.92
 '91       11.78
 '92       -2.64
 '93       36.50
 '94       -2.99
 '95       12.22
 '96       14.55
 '97        7.98
 '98       18.62
 '99       57.89

2000 Total Return as of June 30: -8.92%
Best Quarter: 30.46% Q4 1999     Worst Quarter: -18.46% Q3 1990


--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
--------------------------------------------------------------------------------


                         1 Year              5 Years              10 Years
--------------------------------------------------------------------------------
Fund -- Class S*          57.89               21.06                 13.06
--------------------------------------------------------------------------------
Index                     28.27               13.44                  7.44
--------------------------------------------------------------------------------


Index: MSCI EAFE plus Canada Index, an unmanaged capitalization-weighted measure of stock markets in Europe, Australasia, the Far East and Canada.

* On or about August 14, 2000, International shares of the fund will be redesignated Class S shares of the fund. In addition, performance for Class AARP is not provided because this class does not have a full calendar year of performance.

Scudder Global Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

 '90           -6.40
 '91           17.07
 '92            4.54
 '93           31.10
 '94           -4.20
 '95           20.53
 '96           13.65
 '97           17.24
 '98           12.59
 '99           23.47

2000 Total Return as of June 30: -1.57%
Best Quarter: 15.20% Q4 1999     Worst Quarter: -13.99% Q3 1990


--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
--------------------------------------------------------------------------------

                         1 Year              5 Years              10 Years
--------------------------------------------------------------------------------
Fund -- Class S*          23.47               17.42                12.38
--------------------------------------------------------------------------------
Index                     25.34               20.25                11.96
--------------------------------------------------------------------------------


Index: MSCI World Index, an unmanaged capitalization-weighted measure of global stock markets including the U.S., Canada, Europe, Australasia and the Far East.

* Performance for Class AARP is not provided because this class does not have a full calendar year of performance.

Scudder Emerging Markets Growth Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

 '90            0
 '91            0
 '92            0
 '93            0
 '94            0
 '95            0
 '96            0
 '97            3.56
 '98          -24.42
 '99           38.06

2000 Total Return as of June 30: -6.96%
Best Quarter: 29.03% Q4 1999      Worst Quarter: -21.17% Q3 1998


--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
--------------------------------------------------------------------------------

                                          1 Year             Since Inception
--------------------------------------------------------------------------------
Fund -- Class S***                         38.06                  6.19*
--------------------------------------------------------------------------------
Index                                      67.11                 2.59**
--------------------------------------------------------------------------------

Index: IFC Emerging Markets Investable Index, an unmanaged capitalization-weighted measure of stock markets in emerging market countries worldwide.

*        Fund inception: 5/8/1996

**       Index comparison begins 5/31/1996

*** Performance for Class AARP is not provided because this class does not have a full calendar year of performance.

In both the chart and the table, total returns from date of inception through 1999 would have been lower if operating expenses hadn't been reduced.

Effective on or about August 14, 2000 for Scudder International Fund, September 11, 2000 for Scudder Global Fund and October 2, 2000 for Scudder Emerging Markets Growth Fund, the following information replaces the corresponding section entitled "How Much Investors Pay" in the funds' current prospectus.

How Much Investors Pay

Each fund has no sales charge or other shareholder fees other than a short-term redemption/exchange fee in the case of Scudder Emerging Markets Growth Fund. Each fund does have annual operating expenses, and as a shareholder of either Class AARP or Class S shares you pay them indirectly.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

                                        Scudder     Scudder     Scudder Emerging
                                     International   Global      Markets Growth
                                          Fund        Fund           Fund
--------------------------------------------------------------------------------
Shareholder Fees
(paid directly from your investment)      None        None           None
--------------------------------------------------------------------------------
Redemption/Exchange Fee,
on shares owned less than a year
(as a % of annual redeemed)               None        None          2.00%
--------------------------------------------------------------------------------
Annual Operating Expenses (deducted from fund assets)
--------------------------------------------------------------------------------
Management Fee                           0.67%       0.94%          1.25%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                  None        None           None
--------------------------------------------------------------------------------
Other Expenses*                          0.38%       0.38%          0.66%
                                      ------------------------------------------
--------------------------------------------------------------------------------
Total Annual Operating Expenses          1.05%       1.32%          1.91%
--------------------------------------------------------------------------------

* Includes a fixed rate administrative fee of 0.375%, 0.375% and 0.65% for Scudder International Fund, Scudder Global Fund and Scudder Emerging Markets Growth Fund, respectively.

The fees and expenses for Class S of each fund are being restated to reflect the implementation of a new fixed rate administrative fee and, with respect to Scudder International Fund only, a new investment management fee.

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------

Based on the costs above, this example is designed to help you compare each fund's expenses to those of other mutual funds. The example assumes the expenses above remain the same and that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; your actual expenses will be different.

                               1 Year      3 Years       5 Years      10 Years
--------------------------------------------------------------------------------
Scudder International Fund      $107         $334         $579         $1,283
--------------------------------------------------------------------------------
Scudder Global Fund             $134         $418         $723         $1,590
--------------------------------------------------------------------------------
Scudder Emerging Markets
Growth Fund                     $194         $600       $1,032         $2,233
--------------------------------------------------------------------------------

Management Fee

On or about August 14, 2000, Scudder International Fund will implement a new investment management agreement which has the following fee rates set forth below:

Average daily net assets                                 Fee Rate
--------------------------------------------------------------------------------
up to $6 billion                                          0.675%
--------------------------------------------------------------------------------
next $1 billion                                           0.625%
--------------------------------------------------------------------------------
over $7 billion                                           0.600%
--------------------------------------------------------------------------------

Financial Highlights

Scudder International Fund -- Class S

--------------------------------------------------------------------------------
                      2000(b)   1999(c)  1999(d) 1998(d) 1997(d) 1996(d) 1995(d)
--------------------------------------------------------------------------------
Net asset value,
beginning of period  $54.82    $50.07   $52.06   $48.07  $45.71  $39.72  $42.96
--------------------------------------------------------------------------------
Income (loss) from investment operations:
--------------------------------------------------------------------------------
  Net investment
  income (loss) (a)    (.11)     .20(f)    .47(e)   .43     .30     .38     .21
--------------------------------------------------------------------------------
  Net realized and
  unrealized gain
  (loss) on
  investment
  transactions        17.12      7.20     3.10     9.16    4.53    7.19   (1.03)
                     -----------------------------------------------------------
--------------------------------------------------------------------------------
  Total from          17.01      7.40     3.57     9.59    4.83    7.57    (.82)
  investment
  operations
--------------------------------------------------------------------------------
Less distributions from:
--------------------------------------------------------------------------------
  Net investment
  income               (.13)       --       --     (.25)  (1.28)   (.40)     --
--------------------------------------------------------------------------------
  Net realized gains
  on investment
  transactions        (2.17)    (2.65)   (5.56)   (5.35)  (1.19)  (1.18)  (2.42)
                     -----------------------------------------------------------
--------------------------------------------------------------------------------
  Total distributions (2.30)    (2.65)   (5.56)   (5.60)  (2.47)  (1.58)  (2.42)
--------------------------------------------------------------------------------
Net asset value, end
of period            $69.53    $54.82   $50.07   $52.06  $48.07  $45.71  $39.72
                     -----------------------------------------------------------
--------------------------------------------------------------------------------
Total Return (%)      31.06**   15.19**   7.18    21.57   10.74   19.2 5  (2.02)
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of
period ($ millions)   5,265     3,610    3,090    2,885   2,583   2,515   2,192
--------------------------------------------------------------------------------
Ratio of expenses (%)  1.12*     1.21*    1.17     1.18    1.15    1.14    1.19
--------------------------------------------------------------------------------
Ratio of net
investment income
(loss) (%)             (.17)(g)** .93*     .92      .83     .64     .86     .48
--------------------------------------------------------------------------------
Portfolio turnover
rate (%)                91*       82*       80       56      36      45      46
--------------------------------------------------------------------------------

(a)      Based on monthly average shares outstanding during the period.

(b)      For the six months ended February 29, 2000.

(c) For the five months ended August 31, 1999. On July 7, 1999, the Directors changed the fiscal year end of the Fund from March 31 to August 31.

(d)      Years ended March 31.

(e) Net investment income per share includes non-recurring dividend income amounting to $.09 per share.

(f) Net investment income per share includes non-recurring dividend income amounting to $.02 per share.

(g) The ratio for the six months ended February 29, 2000 has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

*        Annualized

**       Not annualized

Scudder Global Fund -- Class S

--------------------------------------------------------------------------------
                   2000(b)  1999(c)   1999(d)  1998(d)   1997(d) 1996(d) 1995(d)
--------------------------------------------------------------------------------
Net asset value,
beginning of
period            $31.25   $31.30    $32.41   $33.67    $28.73   $25.64  $23.93
                  --------------------------------------------------------------
--------------------------------------------------------------------------------
Income (loss) from investment operations:
--------------------------------------------------------------------------------
  Net investment
  income (loss)     .07(a)    .02(a)    .23(a)  .38(a)     .17(a)   .24     .25
--------------------------------------------------------------------------------
  Net realized
  and unrealized
  gain (loss) on
  investment
  transactions      3.15     (.07)     1.82     3.82      6.58     3.94    1.91
                  --------------------------------------------------------------
--------------------------------------------------------------------------------
  Total from
  investment
  operations        3.22     (.05)     2.05     4.20      6.75     4.18    2.16
--------------------------------------------------------------------------------
Less distributions from:
--------------------------------------------------------------------------------
  Net investment
  income            (.20)      --      (.55)    (.88)     (.28)    (.25)   (.11)
--------------------------------------------------------------------------------
  Net realized
  gains on
  investment
  transactions     (3.91)      --     (2.61)   (4.58)    (1.53)    (.84)   (.34)
                  --------------------------------------------------------------
--------------------------------------------------------------------------------
  Total
  distributions    (4.11)      --     (3.16)   (5.46)    (1.81)   (1.09)   (.45)
--------------------------------------------------------------------------------
Net asset value,
end of period     $30.36   $31.25    $31.30   $32.41    $33.67   $28.73  $25.64
                  --------------------------------------------------------------
--------------------------------------------------------------------------------
Total Return (%)   10.20**   (.16)**   7.18    14.93     24.91    16.65    9.11
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end
of period
($ millions)       1,591    1,553     1,610    1,766     1,604    1,368   1,168
--------------------------------------------------------------------------------
Ratio of expenses
(%)                 1.37*    1.36*     1.35     1.34      1.37     1.34    1.38
--------------------------------------------------------------------------------
Ratio of net
investment income
(loss) (%)           .43*     .44*      .79     1.19       .59      .84    1.03
--------------------------------------------------------------------------------
Portfolio
turnover rate (%)     82*      29*       70       51        41       29      44
--------------------------------------------------------------------------------

(a)      Per share amounts have been calculated using average shares outstanding

(b)      For the six months ended February 29, 2000 (Unaudited).

(c) For the two months ended August 31, 1999. On June 7, 1999 the Fund changed its fiscal year end from June 30 to August 31.

(d)      Years ended June 30.

*        Annualized

**       Not annualized

Scudder Emerging Markets Growth Fund-- Class S

--------------------------------------------------------------------------------
Years Ended October 31,             2000(b)    1999    1998     1997    1996(c)
--------------------------------------------------------------------------------
Net asset value, beginning of
period                             $11.75    $10.36  $14.56   $12.85   $12.00
                                   ---------------------------------------------
--------------------------------------------------------------------------------
Income (loss) from investment operations:
--------------------------------------------------------------------------------
  Net investment income (loss)(a)    (.08)     (.04)    .06      .02     (.02)
--------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investment transactions  1.83      1.46   (4.23)    1.67      .86
                                   ---------------------------------------------
--------------------------------------------------------------------------------
  Total from investment operations   1.75      1.42   (4.17)    1.69      .84
--------------------------------------------------------------------------------
  Less distributions from:
--------------------------------------------------------------------------------
  Net investment income                --      (.04)   (.06)    (.03)      --
--------------------------------------------------------------------------------
  Redemptions fees                    .01       .01     .03      .05      .01
--------------------------------------------------------------------------------
Net asset value, end of period     $13.51    $11.75  $10.36   $14.56   $12.85
                                   ---------------------------------------------
--------------------------------------------------------------------------------
Total Return (%) (d)(e)             14.88**   13.89  (28.54)   13.51     7.08**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period
($ millions)                          105       103     125      220       76
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                       2.77(f)*  2.77    2.31     2.33     3.79*
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                       2.34(f)*  2.25    2.16     2.00     2.00*
--------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                          (1.04)*    (.36)    .48      .11     (.32)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)            49*       64      45       62       20
--------------------------------------------------------------------------------

(a)      Based on monthly average shares outstanding during the period.

(b)      For the six months ended April 30, 2000.

(c)      For the period May 8, 1996  (commencement of operations) to October 31,
         1996.

(d) Total returns would have been lower had certain expenses not been reduced.

(e) Shareholders redeeming shares held less than one year will have a lower total return due to the effect of the 2% redemption fee.

(f) The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 2.66% and 2.25%, respectively.

*        Annualized

**       Not annualized



How The Funds Calculate Share Price

For each share class of each fund, the share price is the net asset value per share, or NAV. To calculate NAV, each share class of each fund uses the following equation:

                   TOTAL ASSETS - TOTAL LIABILITIES
                --------------------------------------   = NAV
                  TOTAL NUMBER OF SHARES OUTSTANDING

Other Rights We Reserve

You should be aware that we may, for Class AARP and Class S shareholders, close your account and send you the proceeds if your balance falls below $1,000; for Class S shareholders, charge you $10 a year if your account balance falls below $2,500; in either case, we will give you 60 days' notice so you can either increase your balance or close your account (these policies don't apply to retirement accounts, to investors with $100,000 or more in Scudder fund shares or in any case where a fall in share price created the low balance).

PART II -- Specific Information about Class AARP

The remainder of this supplement provides specific information regarding the important features and policies of Class AARP of each fund. Please remember to review the fund's prospectus for additional information about each fund.

Class AARP

Class AARP of Scudder International Fund, Scudder Global Fund and Scudder Emerging Markets Growth Fund will be offered beginning on or about August 14, 2000, September 11, 2000 and October 2, 2000, respectively. In addition, Class AARP of each other fund in the Scudder Family of Funds is expected to be available no later than October 2, 2000.

Scudder Kemper has agreed to pay a fee to AARP and/or its affiliates in return for advice and other services relating to investments by AARP members in AARP Class shares of each fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP Classes of all funds managed by Scudder Kemper. The fee rates, which decrease as the aggregate net assets of the AARP Classes become larger, are as follows: 0.07% for the first $6 billion in net assets, 0.06% for the next $10 billion and 0.05% thereafter.

Past Performance

As Class AARP does not have a full calendar year of performance, no past performance information is provided. However, the bar chart and table in the funds' prospectus show how the total returns for the funds' Class S have varied from year to year, and over time. Shares of the funds' Class AARP would have substantially similar returns to Class S because the shares represent an interest in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses.

How to Buy, Sell or Exchange Class AARP Shares

Buying Shares Use these instructions to invest directly. Make out your check to "The AARP Investment Program."

--------------------------------------------------------------------------------------------------------------------
Class AARP                        First investment                       Additional investments
--------------------------------------------------------------------------------------------------------------------
                                 $1,000 or more for regular accounts    $50 or more if you use an Automatic
                                                                        Investment Plan
                                 $500 or more for IRAs
--------------------------------------------------------------------------------------------------------------------
By mail                          o  For enrollment forms, call          Send a personalized investment slip or
                                    1-800-253-2277                      short note that includes:

                                 o  Fill out and sign an enrollment     o  fund name
                                    form
                                                                        o  account number
                                 o  Send it to us at the appropriate
                                    address, along with an investment   o  check payable to "The AARP
                                    check                                  Investment Program"
--------------------------------------------------------------------------------------------------------------------
By wire                          o  Call 1-800-253-2277 for             o  Call 1-800-253-2277 for instructions
                                    instructions
--------------------------------------------------------------------------------------------------------------------
By phone                         --                                     o  Call 1-800-253-2277 for instructions
--------------------------------------------------------------------------------------------------------------------
With an automatic investment     o  Fill in the information required    o  To set up regular investments from a
plan                                on your enrollment form and include    bank checking account, call
                                    a voided check                         1-800-253-2277
--------------------------------------------------------------------------------------------------------------------
Payroll Deduction or Direct      o  Select either of these options on   o  Once you specify a dollar amount
Deposit                             your enrollment form and submit it.    (minimum $50), investments are
                                    You will receive further               automatic.
                                    instructions by mail.
--------------------------------------------------------------------------------------------------------------------
Using QuickBuy                   --                                     o  Call 1-800-253-2277
--------------------------------------------------------------------------------------------------------------------
On the Internet                  o  Go to "Services and Forms -- How    o  Call 1-800-253-2277 to ensure you
                                    to Open an Account" at                 have electronic services
                                    aarp.scudder.com
                                                                        o  Register at aarp.scudder.com
                                 o  Print out a prospectus and an
                                    enrollment form                     o  Follow the instructions for buying
                                                                           shares with money from your bank
                                 o  Complete and return the                account
                                    enrollment form with your check
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[ICON]               Regular mail:
                     The AARP Investment Program, PO Box 2540, Boston, MA 02208-2540
                     Express, registered or certified mail:
                     The AARP Investment Program, 66 Brooks Drive, Braintree,
                     MA 02184-3839
                     Fax number: 1-800-821-6234 (for exchanging and selling
                     only)
--------------------------------------------------------------------------------

Exchanging or Selling Shares Use these instructions to exchange or sell shares in an account opened directly with Scudder.


--------------------------------------------------------------------------------------------------------------------
Class AARP                    Exchanging into another fund                 Selling shares
--------------------------------------------------------------------------------------------------------------------
                             $1,000 or more to open a new account         Some transactions, including most for over
                             ($500 for IRAs)                              $100,000, can only be ordered in writing;
                                                                          if you're in doubt, see page 25 of the
                                                                          prospectus
--------------------------------------------------------------------------------------------------------------------
By phone                     o  Call 1-800-253-2277 for instructions      o  Call 1-800-253-2277 for instructions
--------------------------------------------------------------------------------------------------------------------
Using Easy-Access Line       o  Call 1-800- 631-4636 and follow the       o  Call 1-800-631-4636 and follow the
                                instructions                                 instructions
--------------------------------------------------------------------------------------------------------------------
By mail or fax (see          Your instructions should include:            Your instructions should include:
previous page)
                             o  your account number                       o  your account number

                             o  names of the funds, class and number of   o  name of the fund, class and number of
                                shares or dollar amount you want to          shares or dollar amount you want to redeem
                                exchange
--------------------------------------------------------------------------------------------------------------------
With an automatic            --                                           o  To set up regular cash payments from an
withdrawal plan                                                              account, call 1-800-253-2277
--------------------------------------------------------------------------------------------------------------------
Using QuickSell              --                                           o  Call 1-800-253-2277
--------------------------------------------------------------------------------------------------------------------
On the Internet              o  Register at aarp.scudder.com              --

                             o  Follow the instructions for making
                                on-line exchanges
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Services For AARP Class Investors
--------------------------------------------------------------------------------
To reach us:      o  Web site aarp.scudder.com

                  o Program representatives 1-800-253-2277, M-F, 8 a.m. - 8 p.m. EST

                  o  Confidential fax line 1-800-821-6234, always open

                  o  TDD line 1-800-634-9454, M-F, 9 a.m. - 5 p.m. EST

Services for      o  AARP Lump Sum Service For planning and setting up a lump
participants:        sum distribution.

                  o AARP Legacy Service For organizing financial documents and planning the orderly transfer of assets to heirs.

                  o AARP Goal Setting and Asset Allocation Service For allocating assets and measuring investment progress.

                  o  For more information, please call 1-800-253-2277.
--------------------------------------------------------------------------------

July 14, 2000

                                                                SCUDDER
                                                                INVESTMENTS (SM)
                                                                [LOGO]

Scudder Pacific Opportunities Fund
Scudder Latin America Fund
Scudder Greater Europe Growth Fund

Supplement to Prospectus Dated March 1, 2000

On or about October 2, 2000 each fund will offer two classes of shares to provide investors with different purchase options. The two classes are Class S and Class AARP. Each class has its own important features and policies. In addition, as of October 2, 2000, all existing shares of each fund will be redesignated as Class S shares of that fund. Shares of Class AARP will be especially designed for members of AARP.

For your convenience, this supplement has been divided into two parts. Part I provides information relating to important changes to each fund generally. Part II provides information relating specifically to Class AARP. As always, you should refer to the prospectus for general information about each fund, including its investment approaches, risks, and portfolio managers, and for additional information relating to Class S, such as its historical performance and its purchase, redemption and exchange procedures.

PART I -- General Information about the Funds

On July 13, 2000, shareholders of each fund elected the following people to each fund's Board: Henry P. Becton, Jr., Linda C. Coughlin,
Dawn-Marie Driscoll, Edgar R. Fiedler, Keith Fox, Joan E. Spero, Jean Gleason Stromberg, Jean C. Tempel and Steven Zaleznick.

The Funds' Track Records

Scudder Pacific Opportunities Fund -- Class S shares' year-to-date total return as of June 30, 2000 was -10.35%.

Scudder Latin America Fund -- Class S shares' year-to-date total return as of June 30, 2000 was -4.53%.

Scudder Greater Europe Growth Fund -- Class S shares' year-to-date total return as of June 30, 2000 was -3.80%.

How Much Investors Pay

Each fund has no sales charge or other shareholder fees, other than a short-term redemption/exchange fee for Scudder Pacific Opportunities Fund. Each fund does have annual operating expenses, and as a shareholder of either Class AARP or Class S shares you pay them indirectly.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

                                       Scudder
                                       Pacific        Scudder        Scudder
                                    Opportunities      Latin     Greater Europe
                                        Fund       America Fund    Growth Fund
--------------------------------------------------------------------------------
Shareholder Fees
(paid directly from your
investment)                             None           None           None
--------------------------------------------------------------------------------
Redemption/Exchange Fee, on
shares owned less than a year
(as % of amount redeemed)               2.00%          None           None
--------------------------------------------------------------------------------

Annual Operating Expenses (deducted from fund assets)
--------------------------------------------------------------------------------
Management Fee                          1.10%          1.25%          0.97%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                None           None           None
--------------------------------------------------------------------------------
Other Expenses*                         0.65%          0.65%          0.38%
                                   ---------------------------------------------
--------------------------------------------------------------------------------
Total Annual Operating Expenses         1.75%          1.90%          1.35%
--------------------------------------------------------------------------------

* Includes a fixed rate administrative fee of 0.65% for Scudder Pacific Opportunities Fund and Scudder Latin America Fund, and 0.375% for Scudder Greater Europe Growth Fund.

The fees and expenses for Class S of each fund are being restated to reflect the implementation of a new fixed rate administrative fee. For each fund, this new fee will become effective on or about October 2, 2000.


--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------

Based on the costs above, this example is designed to help you compare each fund's expenses to those of other mutual funds. The example assumes the expenses above remain the same and that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; your actual expenses will be different.

                                        1 Year    3 Years   5 Years    10 Years
--------------------------------------------------------------------------------
Scudder Pacific Opportunities Fund       $178      $551       $949      $2,062
--------------------------------------------------------------------------------
Scudder Latin America Fund               $193      $597     $1,026      $2,222
--------------------------------------------------------------------------------
Scudder Greater Europe Growth Fund       $137      $428       $739      $1,624
--------------------------------------------------------------------------------

Financial Highlights

Scudder Pacific Opportunities Fund -- Class S

--------------------------------------------------------------------------------
Years ended October 31,   2000(a)(b)  1999(b)  1998(b)  1997(b) 1996(b)   1995
--------------------------------------------------------------------------------
Net asset value,          $11.76     $ 8.38   $11.38   $15.93   $15.59  $17.57
beginning of period
--------------------------------------------------------------------------------
Income (loss) from investment operations:
--------------------------------------------------------------------------------
  Net investment income
  (loss)                    (.11)      (.06)     .05     (.04)     .02     .10
--------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)
  on investment
  transactions              2.17       3.41    (2.75)   (4.50)     .42   (1.98)
                          ------------------------------------------------------
--------------------------------------------------------------------------------
  Total from investment
  operations                2.06       3.35    (2.70)   (4.54)     .44   (1.88)
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income       --       (.02)    (.30)    (.01)    (.10)   (.10)
                          ------------------------------------------------------
--------------------------------------------------------------------------------
  Total distributions         --       (.02)    (.30)    (.01)    (.10)   (.10)
--------------------------------------------------------------------------------
  Redemption fees            .03        .05       --       --       --      --
--------------------------------------------------------------------------------
Net asset value, end
of period                 $13.85     $11.76   $ 8.38   $11.38   $15.93  $15.59
                          ------------------------------------------------------
--------------------------------------------------------------------------------
Total Return (%)           17.97**    40.49   (24.16)  (28.52)    2.76  (10.73)
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period
($ millions)                 164        143      113      147      329     384
--------------------------------------------------------------------------------
Ratio of expenses before
expense reductions (%)      2.06(c)*   2.35     2.46     1.94     1.75    1.74
--------------------------------------------------------------------------------
Ratio of expenses after
expense reductions (%)      2.04(c)*   2.35     2.46     1.94     1.75    1.74
--------------------------------------------------------------------------------
Ratio of net investment
income (loss) (%)           (.74)(d)** (.56)     .50     (.22)     .12     .65
--------------------------------------------------------------------------------
Portfolio turnover rate
(%)                          175*       122      141       97       95      64
--------------------------------------------------------------------------------

(a)  For the six months ended April 30, 2000.

(b)  Based on monthly average shares outstanding during the period.

(c) The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.97% and 1.97%, respectively.

(d) The ratio for the six months ended April 30, 2000 has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

*    Annualized

**   Not annualized

Scudder Latin America Fund -- Class S

------------------------------------------------------------------------------------
Years Ended October 31,   2000(a)(b) 1999(a)  1998(a)  1997(a) 1996(a)    1995
------------------------------------------------------------------------------------
Net asset value,
beginning of period       $19.95     $19.02   $25.12   $20.63   $16.22   $24.44
                          ----------------------------------------------------------
------------------------------------------------------------------------------------
Income (loss) from investment operations:
------------------------------------------------------------------------------------
  Net investment income
  (loss)                     .12        .31      .34      .26      .25      .09
------------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)
  on investment
  transactions              3.56       1.63    (5.05)    4.49     4.30    (7.62)
                          ----------------------------------------------------------
------------------------------------------------------------------------------------
  Total from investment
  operations                3.68       1.94    (4.71)    4.75     4.55    (7.53)
------------------------------------------------------------------------------------
Less distributions from:
------------------------------------------------------------------------------------
  Net investment income     (.05)      (.37)    (.25)    (.26)    (.15)      --
------------------------------------------------------------------------------------
  Net realized gains on
  investment transactions     --       (.64)   (1.14)      --       --     (.73)
                          ----------------------------------------------------------
------------------------------------------------------------------------------------
  Total distributions       (.05)     (1.01)   (1.39)    (.26)    (.15)    (.73)
------------------------------------------------------------------------------------
Redemption fees (c)           --        --       --        --      .01      .04
------------------------------------------------------------------------------------
Net asset value, end
of period                 $23.58     $19.95   $19.02   $25.12   $20.63   $16.22
                          ----------------------------------------------------------
------------------------------------------------------------------------------------
Total Return (%)           18.37(e)** 10.97   (20.23)   23.25    28.31(d)(30.96)(d)(e)
------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
------------------------------------------------------------------------------------
Net assets, end of period    475        449     504       883     622       519
($ millions)
------------------------------------------------------------------------------------
Ratio of expenses before    1.82(f)*   1.96     1.87     1.89     1.96     2.11
expense reductions (%)
------------------------------------------------------------------------------------
Ratio of expenses after
expense reductions (%)      1.82(f)*   1.96     1.87     1.89     1.96     2.08
------------------------------------------------------------------------------------
Ratio of net investment
income (loss) (%)            .97*      1.61     1.45      .98     1.32      .52
------------------------------------------------------------------------------------
Portfolio turnover rate
(%)                           75*        48       44       42       22       40
------------------------------------------------------------------------------------

(a)  Based on monthly average shares outstanding during the period.

(b)  For the six months ended April 30, 2000 (Unaudited).

(c) Until September 5, 1996, upon the redemption or exchange of shares held by shareholders for less than one year, a fee of 2% was assessed and retained by the Fund for the benefit of the remaining shareholders.

(d) Shareholders redeeming shares held less than one year will have a lower total return due to the effect of the 2% redemption fee.

(e)  Total returns would have been lower had certain expenses not been reduced.

(f) The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.81% and 1.81%, respectively.

*    Annualized

**   Not annualized

Scudder Greater Europe Growth Fund-- Class S

--------------------------------------------------------------------------------
Years Ended October 31,    2000(a)    1999     1998     1997    1996      1995
--------------------------------------------------------------------------------
Net asset value,
beginning of period       $28.13    $24.23   $21.17   $17.20  $13.99   $12.18
                          ------------------------------------------------------
--------------------------------------------------------------------------------
Income (loss) from investment operations:
--------------------------------------------------------------------------------
  Net investment income
  (loss) (b)                (.05)      .10(c)   .16      .03     .13      .13
--------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)
  on investment
  transactions              6.82      3.86     4.74     4.14    3.33     1.70
                          ------------------------------------------------------
--------------------------------------------------------------------------------
  Total from investment
  operations                6.77      3.96     4.90     4.17    3.46     1.83
--------------------------------------------------------------------------------
Less distributions from:
--------------------------------------------------------------------------------
  Net investment income     (.08)     (.06)    (.54)    (.06)   (.11)    (.02)
--------------------------------------------------------------------------------
  Net realized gains on
  investment transactions   (.10)       --    (1.30)    (.14)   (.14)      --
                          ------------------------------------------------------
--------------------------------------------------------------------------------
  Total distributions       (.18)     (.06)   (1.84)    (.20)   (.25)    (.02)
--------------------------------------------------------------------------------
Net asset value, end
of period                 $34.72    $28.13   $24.23   $21.17  $17.20   $13.99
                          ------------------------------------------------------
--------------------------------------------------------------------------------
Total Return (%)           24.06**   16.36    24.68    24.47(d)25.11(d) 15.06(d)
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period
($ millions)               1,547     1,035    1,132      196     120       41
--------------------------------------------------------------------------------
Ratio of expenses before
expense reductions (%)      1.46(e)*  1.46     1.48     1.72    1.97     2.74
--------------------------------------------------------------------------------
Ratio of expenses after
expense reductions (%)      1.46(e)*  1.46     1.48     1.66    1.50     1.50
--------------------------------------------------------------------------------
Ratio of net investment
income (loss) (%)           (.13)(f)** .37      .63      .16     .82     1.25
--------------------------------------------------------------------------------
Portfolio turnover rate
(%)                           64*       83       93       89      39       28
--------------------------------------------------------------------------------

(a)  For the six month period ended April 30, 2000 (Unaudited).

(b)  Based on monthly average shares outstanding during the period.

(c) Net investment income per share includes non-recurring dividend income amounting to $0.08 per share.

(d)  Total returns would have been lower had certain expenses not been reduced.

(e) The ratio of operating expenses excluding costs incurred in connection with the reorganization was 1.43%.

(f) The ratio for the six months ended April 30, 2000 has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned notably throughout the fiscal year.

*    Annualized

**   Not annualized

How The Funds Calculate Share Price

For each share class of each fund, the share price is the net asset value per share, or NAV. To calculate NAV, each share class of each fund uses the following equation:

                   TOTAL ASSETS - TOTAL LIABILITIES
                  ----------------------------------       = NAV
                  TOTAL NUMBER OF SHARES OUTSTANDING

Other rights we reserve

You should be aware that we may, for Class AARP and Class S shareholders, close your account and send you the proceeds if your balance falls below $1,000; for Class S shareholders, charge you $10 a year if your account balance falls below $2,500; in either case, we will give you 60 days' notice so you can either increase your balance or close your account (these policies don't apply to retirement accounts, to investors with $100,000 or more in Scudder fund shares or in any case where a fall in share price created the low balance).

PART II -- Specific Information About Class AARP

The remainder of this supplement provides specific information regarding the important features and policies of Class AARP of each fund. Please remember to review the fund's prospectus for additional information about the fund.

Class AARP

Class AARP of each fund will be offered beginning on or about October 2, 2000. In addition, Class AARP of each other fund in the Scudder Family of Funds is expected to be available no later than October 2, 2000.

Scudder Kemper has agreed to pay a fee to AARP and/or its affiliates in return for advice and other services relating to investments by AARP members in AARP Class shares of each fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP Classes of all funds managed by Scudder Kemper. The fee rates, which decrease as the aggregate net assets of the AARP Classes become larger, are as follows: 0.07% for the first $6 billion in net assets, 0.06% for the next $10 billion and 0.05% thereafter.

Past Performance

As Class AARP does not have a full calendar year of performance, no past performance information is provided. However, the bar chart and table in the funds' prospectus show how the total returns for the funds' Class S have varied from year to year, and over time. Shares of the funds' Class AARP would have substantially similar returns to Class S because the shares represent an interest in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses.

How to Buy, Sell or Exchange Class AARP Shares

Buying Shares Use these instructions to invest directly. Make out your check to "The AARP Investment Program."

--------------------------------------------------------------------------------
Class AARP        First investment                Additional investments
--------------------------------------------------------------------------------
                  $1,000 or more for regular      $50 or more if you use an
                  accounts                        Automatic Investment Plan

                  $500 or more for IRAs
--------------------------------------------------------------------------------
By mail           o  For enrollment forms, call   Send a personalized
                     1-800-253-2277               investment slip or short
                                                  note that includes:
                  o  Fill out and sign an
                     enrollment form              o  fund name

                  o  Send it to us at the         o  account number
                     appropriate address, along
                     with an investment check     o  check payable to "The AARP
                                                     Investment Program"
--------------------------------------------------------------------------------
By wire           o  Call 1-800-253-2277 for      o  Call 1-800-253-2277 for
                     instructions                    instructions
--------------------------------------------------------------------------------
By phone          --                              o  Call 1-800-253-2277 for
                                                     instructions
--------------------------------------------------------------------------------
With an automatic o  Fill in the information      o  To set up regular
investment plan      required on your enrollment     investments from a bank
                     form and include a voided       checking account, call
                     check                           1-800-253-2277
--------------------------------------------------------------------------------
Payroll Deduction o  Select either of these       o Once you specify a dollar or
Deposit              options on your enrollment     Direct amount (minimum $50),
                     form and submit it. You will   investments are automatic.
                     receive further instructions
                     by mail.
--------------------------------------------------------------------------------
Using QuickBuy    --                              o  Call 1-800-253-2277
--------------------------------------------------------------------------------
On the Internet   o  Go to "Services and Forms -  o  Call 1-800-253-2277 to
                     How to Open an Account" at      ensure you have electronic
                     aarp.scudder.com                services

                  o  Print out a prospectus and   o  Register at
                     an enrollment form              aarp.scudder.com

                  o  Complete and return the      o Follow the instructions
                     enrollment form with your      for buying shares with money
                     check                          from your bank account
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
[ICON]     Regular mail:
           The AARP Investment Program PO Box 2540, Boston, MA
           02208-2540

           Express, registered or certified mail:
           The AARP Investment Program, 66 Brooks Drive, Braintree, MA
           02184-3839

           Fax number: 1-800-821-6234 (for exchanging and selling only)
--------------------------------------------------------------------------------

Exchanging or Selling Shares Use these instructions to exchange or sell shares in an account opened directly with Scudder.

--------------------------------------------------------------------------------
Class AARP        Exchanging into another fund    Selling shares
--------------------------------------------------------------------------------
                  $1,000 or more to open a new    Some transactions, including
                  account ($500 for IRAs)         most for over $100,000, can
                                                  only be ordered in writing;
                                                  if you're in doubt, see page
                                                  25 of the prospectus
--------------------------------------------------------------------------------
By phone          o  Call 1-800-253-2277 for      o  Call 1-800-253-2277 for
                     instructions                    instructions
--------------------------------------------------------------------------------
Using Easy-Access o  Call 1-800- 631-4636 and     o  Call 1-800-631-4636 and
Line                 follow the instructions         follow the instructions
--------------------------------------------------------------------------------
By mail or fax    Your instructions should        Your instructions should
(see previous     include:                        include:
page)
                  o  your account number          o  your account number

                  o  names of the funds, class    o  name of the fund, class
                     and number of shares or dollar  and number of shares or
                     amount you want to exchange     dollar amount you want to
                                                     redeem
--------------------------------------------------------------------------------
With an automatic --                              o  To set up regular cash
withdrawal plan                                      payments from an account,
                                                     call 1-800-253-2277
--------------------------------------------------------------------------------
Using QuickSell   --                              o  Call 1-800-253-2277
--------------------------------------------------------------------------------
On the Internet   o  Register at aarp.scudder.com --

                  o  Follow the instructions for
                     making on-line exchanges
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Services For AARP Class Investors
--------------------------------------------------------------------------------

To reach us:      o  Web site aarp.scudder.com
                  o  Program representatives 1-800-253-2277, M-F, 8 a.m. - 8
                     p.m. EST
                  o  Confidential fax line 1-800-821-6234, always open
                  o  TDD line 1-800-634-9454, M-F, 9 a.m. - 5 p.m. EST
Services for      o  AARP Lump Sum Service For planning and setting up a lump
participants:        sum distribution.
                  o  AARP Legacy Service For organizing financial documents and planning the orderly transfer of assets to heirs.
                  o  AARP Goal Setting and Asset Allocation Service For
                     allocating assets and measuring investment progress.
                  o  For more information, please call 1-800-253-2277.

--------------------------------------------------------------------------------

July 14, 2000

                               SCUDDER GLOBAL FUND
                      SCUDDER EMERGING MARKETS GROWTH FUND
                           SCUDDER INTERNATIONAL FUND

                         SUPPLEMENT TO THE STATEMENT OF
                  ADDITIONAL INFORMATION DATED JANUARY 1, 2000

                           --------------------------

On or about August 14, 2000 for Scudder International Fund, September 11, 2000 for Scudder Global Fund and October 2, 2000 for Scudder Emerging Markets Growth Fund, this prospectus will offer two classes of shares to provide investors with different purchase options. The two classes are Class S and Class AARP. Each class has its own important features and policies. In addition, as of the date noted above for each fund, all existing shares of Scudder Global Fund and Scudder Emerging Markets Growth Fund and all International Shares of Scudder International Fund will be redesignated as Class S shares of their respective funds. Shares of Class AARP will be especially designed for members of AARP.

The following information supplements the cover page:

The unaudited Semiannual Report to Shareholders of Scudder Emerging Markets Growth Fund dated April 30, 2000 is incorporated by reference and hereby deemed to be part of this Statement of Additional Information. The unaudited Semiannual Reports to Shareholders of Scudder Global Fund and Scudder International Fund dated February 29, 2000 are incorporated by reference and hereby deemed to be part of this Statement of Additional Information.

Effective September 11, 2000, the following disclosure replaces the first sentence of the first paragraph under the heading "Scudder Global Fund" on page 2 of the Statement of Additional Information:

         Scudder Global Fund seeks long-term growth while actively seeking to reduce downside risk as compared with other global growth funds. Scudder Global Fund will not invest in securities issued by tobacco-producing companies.

The following information supplements "General Investment Objective and Policies" on page 2:

         Effective on or about September 11, 2000, Scudder Global Fund seeks long-term growth while actively seeking to reduce downside risk as compared with other global growth funds. The managers use analytical tools to actively monitor the risk profile of the portfolio as compared to comparable funds and appropriate benchmarks and peer groups. The managers use several strategies in seeking to reduce downside risk, including: (i) diversifying broadly among companies, industries, countries and regions; (ii) focusing on high-quality companies with reasonable valuations; and (iii) generally focusing on countries with developed economies. The portfolio managers' attempts to manage downside risk may also reduce performance in a strong market. In addition, Scudder Global Fund will also not invest in securities issued by tobacco-producing companies.

The following disclosure replaces the disclosure regarding "Scudder International Fund" on page 7:

         The Fund offers four classes of shares: Class S (formerly International Shares), Class AARP, Barrett International Shares, and Class R shares (collectively, the "Shares").

The following disclosure replaces the disclosure regarding "Additional Information About Opening an Account" on page 23:

Additional Information About Opening an Account

         Clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and members of their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 for Class S and $1,000 for Class AARP through Scudder Investor Services, Inc. by letter, fax, or telephone.

         Shareholders of other Scudder funds who have submitted an account application and have certified a tax identification number, clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the NASD, and banks may open an account by wire. Investors interested in investing in Class S must call 1-800-225-5163 to get an account number. During the call the investor will be asked to indicate the Fund name, class name, amount to be wired ($2,500 minimum for Class S and $1,000 for Class AARP), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the tax identification number or Social Security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to The Scudder Funds, Boston, MA 02101, ABA Number 011000028, DDA Account 9903-5552. The investor must give the Scudder fund name, class name, account name and the new account number. Finally, the investor must send a completed and signed application to the Fund promptly. Investors interested in investing in Class AARP should call 1-800-253-2277 for further instructions.

         The minimum initial purchase amount is less than $2,500 for Class S under certain plan accounts and is $1,000 for Class AARP.

The following disclosure replaces the disclosure regarding "Minimum balances" on page 24:

Minimum balances

         Shareholders should maintain a share balance worth at least $2,500 for Class S and $1,000 for Class AARP. For fiduciary accounts such as IRAs, and custodial accounts such as Uniform Gift to Minor Act and Uniform Trust to Minor Act accounts, the minimum balance is $1000 for Class S and $500 for Class AARP. These amounts may be changed by each Fund's Board of Directors. A shareholder may open an account with at least $1,000 ($500 for fiduciary/custodial accounts), if an automatic investment plan (AIP) of $100/month ($50/month for Class AARP and fiduciary/custodial accounts) is established. Scudder group retirement plans and certain other accounts have similar or lower minimum share balance requirements.

         The Funds reserve the right, following 60 days' written notice to applicable shareholders, to:

         o for Class S, assess an annual $10 per Fund charge (with the Fee to be paid to the Fund) for any non-fiduciary/non-custodial account without an automatic investment plan (AIP) in place and a balance of less than $2,500; and

         o redeem all shares in Fund accounts below $1,000 where a reduction in value has occurred due to a redemption, exchange or transfer out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder.

         Reductions in value that result solely from market activity will not trigger an involuntary redemption. Shareholders with a combined household account balance in any of the Scudder Funds of $100,000 or more, as well as group retirement and certain other accounts will not be subject to a fee or automatic redemption.

         Fiduciary (e.g., IRA or Roth IRA) and custodial accounts (e.g., UGMA or
UTMA) with balances below $100 are subject to automatic redemption following 60 days' written notice to applicable shareholders.

The  following   disclosure  replaces  the  disclosure   regarding   "Additional
Information About Making Subsequent Investments by QuickBuy" on page 24:

Additional Information About Making Subsequent Investments by QuickBuy

         Shareholders whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program may purchase shares of a Fund by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by QuickBuy, shareholders should call before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, a Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for most retirement plan accounts. However, QuickBuy transactions are available for Scudder IRA accounts.

         In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing a QuickBuy Enrollment Form. After sending in an enrollment form shareholders should allow 15 days for this service to be available.

         Each Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine and to discourage fraud. To the extent that the Funds do not follow such procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine.

         Investors interested in making subsequent investments in Class AARP of a Fund should call 1-800-253-2277 for further instruction.

         The following information replaces the disclosure on pages 25 and 26 of the SAI relating to "Share Price", "Share Certificates" and "Other Information":

Share Price

         Purchases will be filled without sales charge at the net asset value per share next computed after receipt of the application in good order. Net asset value normally will be computed for each class as of the close of regular trading on each day during which the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will be executed at the next business day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than a Fund, to forward the purchase order to Scudder Service Corporation (the "Transfer Agent") in Boston by the close of regular trading on the Exchange.

         There is no sales charge in connection with the purchase of shares of any class of the Funds.

Share Certificates

         Due to the desire of each Fund's management to afford ease of redemption, certificates will not be issued to indicate ownership in a Fund. Share certificates now in a shareholder's possession may be sent to a Fund's Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares.

         All issued and outstanding shares of what were formerly AARP Funds that were subsequently reorganized into existing Scudder Funds were simultaneously cancelled on the books of the AARP Funds. Share certificates representing interests in shares of the relevant AARP Fund will represent a number of shares of Class AARP of the relevant Scudder Fund into which the AARP Fund was reorganized. Class AARP shares of each fund will not issue certificates representing shares in connection with the reorganization.

Other Information

         Each Fund has authorized certain members of the NASD other than the Distributor to accept purchase and redemption orders for its shares. Those brokers may also designate other parties to accept purchase and redemption orders on a Fund's behalf. Orders for purchase or redemption will be deemed to have been received by a Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between a Fund and the broker, ordinarily orders will be priced at a class's net asset value next computed after acceptance by such brokers or their authorized designees.
Further, if purchases or redemptions of a Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Directors and the Distributor each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Board of Directors and the Distributor may suspend or terminate the offering of shares of a Fund at any time for any reason.


         The "Tax Identification Number" section of the Application must be completed when opening an account. Applications and purchase orders without a certified tax identification number and certain other certified information (e.g., from exempt organizations a certification of exempt status), will be returned to the investor. The Funds reserve the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

         The Corporation may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company or personal holding company, subject to the requirements of the 1940 Act.

The following disclosure replaces the disclosure  regarding  "Exchanges" on page
26:

Exchanges

         Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder Fund. The purchase side of the exchange either may be an additional investment into an existing account or may involve opening a new account in the other fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges to a new fund account must be for a minimum of $2,500 for Class S and $1,000 for

Class AARP. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more for Class S. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee.

         Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at respective net asset values determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.

         Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder fund to an existing account in another Scudder fund, at current net asset value, through Scudder's Systematic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic Exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Corporation and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Systematic Exchange Program at any time.

         There is no charge to the shareholder for any exchange described above. An exchange into another Scudder fund is a redemption of shares and therefore may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such an exchange may be subject to backup withholding. (See "TAXES.")

         Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. The Funds and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.

         The Scudder Funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from Scudder Investor Services, Inc. a prospectus of the Scudder fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder Funds or classes of Scudder Funds. For more information, please call 1-800-225-5163 (Class S) or 1-800-253-2277 (Class AARP).

         Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.


The following disclosure replaces the disclosure regarding "Redemptions" on page 28:

Redemption By Telephone

         Shareholders currently receive the right automatically, without having to elect it, to redeem by telephone up to $100,000 and have the proceeds mailed to their address of record. Shareholders may also request by telephone to have the proceeds mailed or wired to their predesignated bank account. In order to request wire redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.

         (a)      NEW INVESTORS  wishing to establish  the telephone  redemption
                  privilege  must  complete  the  appropriate   section  on  the
                  application.

         (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder pension and profit-sharing, Scudder 401(k) and Scudder 403(b) Planholders) who wish to establish telephone redemption to a predesignated bank account or who want to change the bank account previously designated to receive redemption proceeds should either return a Telephone Redemption Option Form (available upon request), or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.

         If a request for a redemption to a shareholder's bank account is made by telephone or fax, payment will be by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5 charge for all wire redemptions.

         Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

         The Funds employs procedure, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

         Redemption requests by telephone (technically a repurchase agreement between the Fund and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared which may take up to seven business days.

Redemption by QuickSell

         Shareholders whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and have elected to participate in the QuickSell program may sell shares of a Fund by telephone. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, normally 4 p.m. eastern time, Shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing the following business day. QuickSell transactions are not available for IRA accounts and most other retirement plan accounts.

         In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add QuickSell to their account may do so by completing a QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.

         The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption by Mail or Fax

         Any existing share certificates representing shares being redeemed must accompany a request for redemption and be duly endorsed or accompanied by a proper stock assignment form with signature(s) guaranteed.

         In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax (required in some states when settling estates).

         It is suggested that shareholders holding shares registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within seven (7) business days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays of more than seven (7) days of payment for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.

         The requirements for IRA redemptions are different from those for regular accounts. For more information call 1-800-225-5163.

The following disclosure replaces the disclosure regarding "Internet access" on page 31 and applies to each class of each fund except as noted:

For Scudder International Fund, the following information applies to Class S Shares only. For information regarding account access for R Class shares, please contact your plan administrator/ plan representative.

Internet access

World Wide Web Site -- The address of the Scudder Funds site is www.scudder.com. The address for Class AARP of shares is aarp.scudder.com. These sites offer guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The sites also enable users to access or view fund prospectuses and profiles with links between summary information in Fund Summaries and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.

Account Access -- The Adviser is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

         The Adviser's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on

Scudder's Web sites. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

         An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.

The  following   information  replaces  the  disclosure  on  page  31  regarding
"Dividends and Capital Gains Distribution Options":

Dividends and Capital Gains Distribution Options

         Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of a Fund. A change of instructions for the method of payment may be given to the Transfer Agent in writing at least five days prior to a dividend record date. Shareholders may change their dividend option by calling 1-800-225-5163 for Class S and 1-800-253-2277 for Class AARP or by sending written instructions to the Transfer Agent. Please include your account number with your written request.

         Reinvestment is usually made at the closing net asset value of the class determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional class shares of a Fund.

         Investors may also have dividends and distributions automatically deposited to their predesignated bank account through Scudder's Direct
Distributions  Program.  Shareholders  who elect to  participate  in the  Direct
Distributions Program, and whose predesignated checking account of record is with a member bank of Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after a Fund pays its distribution. A Direct Distributions request form can be obtained by calling 1-800-225-5163 for Class S and 1-800-253-2277 for Class AARP. Confirmation Statements will be mailed to shareholders as notification that distributions have been deposited.

         Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.

The  following   information  replaces  the  information   regarding  "Automatic
Withdrawal Plan" on page 36:

         Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional Shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s). Any such requests must be received by a Fund's transfer agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Corporation or its agent on written notice, and will be terminated when all Shares of a Fund under the Plan have been liquidated or upon receipt by the Corporation of notice of death of the shareholder.

         An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163 for Class S and 1-800-253-2277 for Class AARP.

The  following   information  replaces  the  information   regarding  "Automatic
Investment Plan" on page 37:

         Shareholders may arrange to make periodic investments in R Class and Class S shares through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50 for R Class and Class S shares.

         Shareholders may arrange to make periodic investments in Class AARP of each Fund through automatic deductions from checking accounts. The minimum pre-authorized investment amount is $50. New shareholders who open a Gift to Minors Account pursuant to the Uniform Gift to Minors Act (UGMA) and the Uniform Transfer to Minors Act (UTMA) and who sign up for the Automatic Investment Plan will be able to open a Fund account for less than $500 if they agree to increase their investment to $500 within a 10 month period. Investors may also invest in any Class AARP for $500 if they establish a plan with a minimum automatic investment of at least $100 per month. This feature is only available to Gifts to Minors Account investors. The Automatic Investment Plan may be discontinued at any time without prior notice to a shareholder if any debit from their bank is not paid, or by written notice to the shareholder at least thirty days prior to the next scheduled payment to the Automatic Investment Plan.

         The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

The  following   information   replaces  the  information   under   "Performance
Information" on page 38:


       Average Annual Total Returns for the period ended February 29, 2000

                                                    1 Year       5 Years        10 Years    Life of Fund

        Emerging Markets Growth Fund -             19.24%           --             --             3.27%^(2)
        Class S^(1)*
        Global Fund - Class S*                     25.77%         17.20%         12.37%              --
        International Fund - Class S*              57.60%         21.71%         13.37%              --

^(1) For the period ending April 30, 2000. Total returns would have been lower if expenses had not been maintained.

^(2)     For the period beginning May 8, 1996 (commencement of operations).

* Since Class R shares (in the case of International Fund) and Class AARP shares (in the case of each fund) are new classes of shares, no performance information is available. However, Class R and Class AARP shares will have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that expenses differ.


     Cumulative Annual Total Returns for the period ended February 29, 2000

                                                  1 Year         5 Years        10 Years    Life of Fund

        Emerging Markets Growth Fund -            19.24%            --             --            13.65%^(2)
        Class S^(1)
        Global Fund - Class S                     25.77%         121.17%        221.08%              --
        International Fund - Class S              57.60%         167.07%        250.66%              --

(1)      For the period ended April 30, 2000.

(2)      For the period beginning May 8, 1996 (commencement of operations).

The  following   replaces  the  second,   third  and  fourth   paragraphs  under
"Organization of the Funds" on page 41:

         The authorized capital stock of the Corporation consists of 1.6 billion shares of a par value of $.01 each which capital stock has been divided into eight series, six of which are currently offered: Scudder International Fund, the original series; Scudder Latin America Fund and Scudder Pacific Opportunities Fund, both organized in December 1992, Scudder Greater Europe Growth Fund, organized in October 1994, Scudder Emerging Markets Growth Fund, organized in May 1996 and Scudder International Growth and Income Fund, organized in June 1997. Each offered series consists of 200 million shares except for the Fund which consists of 500 million shares. Scudder International Fund is further divided into four classes of shares, the Class AARP, Class S, the Barrett International Shares and the R Class shares. Scudder Latin America Fund, Scudder Pacific Opportunities Fund, Scudder Greater Europe Growth Fund and Scudder Emerging Markets Growth Fund are each further divided into two classes of shares, Class AARP and Class S shares. The Directors have the authority to issue additional series of shares and to designate the relative rights and preferences as between the different series. All shares issued and outstanding are fully paid and non-assessable, transferable, and redeemable at net asset value, subject to such charges as may be applicable, at the option of the shareholder. Shares have no pre-emptive or conversion rights.

         Scudder Global Fund is a series of Global/International Fund, Inc., a Maryland corporation organized on May 15, 1986. The name of this Corporation was changed, effective May 29, 1998, from Scudder Global Fund, Inc. This Corporation currently consists of five series: Scudder Global Fund, Scudder International Bond Fund, Scudder Global Bond Fund, Global Discovery Fund and Scudder Emerging Markets Income Fund. Scudder Global Fund is further divided into two classes of shares, Class AARP and Class S shares.

         The authorized capital stock of Global/International Fund, Inc. consists of 1.1 billion shares with $.01 par value, 100 million shares of which are allocated to Global Discovery Fund, 400 million shares of which are allocated to Scudder Global Bond Fund, 200 million shares of which are allocated to each of Scudder International Bond Fund, Scudder Emerging Markets Income Fund and Scudder Global Fund. Each share of each series of the Corporation (or class thereof) has equal rights as to each other share of that series (or class) as to voting for Directors, redemption, dividends and liquidation. The Directors have the authority to issue additional series of shares and to designate the relative rights and preferences as between the different series. All shares issued and outstanding are fully paid and non-assessable, transferable, and redeemable at net asset value at the option of the shareholder. Shares have no pre-emptive or conversion rights.

The  following   information   replaces  the  fifth  complete   paragraph  under
"Investment Adviser" on page 43:

The present investment management agreements (the "Agreements") became effective September 7, 1998, were approved at a shareholder meeting held on December 15, 1998 and were most recently approved by the Directors on June 7, 1999 for Scudder Global Fund and Scudder Emerging Markets Growth Fund. The Agreement for Scudder International Fund was approved at a shareholder meeting held on February 7, 2000 and will become effective on or about August 14, 2000. The Agreements will continue in effect until September 30, 2000 and from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Directors who are not parties to such Agreement or interested persons of the Adviser or the Corporations, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Corporations' Directors or of a majority of the outstanding voting securities of the respective Fund. The Agreements may be terminated at any time without payment of penalty by either party on sixty days' written notice and automatically terminate in the event of its assignment.

The  following   information   replaces  the  information   regarding  "Personal
Investments by Employees of the Adviser" on page 44:

Code of Ethics

The Funds, the Adviser and principal underwriter have each adopted codes of ethics under rule 17j-1 of the Investment Company Act. Board members, officers of the Funds and employees of the Adviser and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Funds, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Adviser's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds. Among other things, the Adviser's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Adviser's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

The  following   information   replaces  the  first  complete   paragraph  under
"Investment Adviser" on page 44:

For Scudder Kemper's services, Scudder International Fund pays Scudder Kemper a fee equal to 0.675% of average daily net assets on such assets up to $6 billion, 0.625% of average daily net assets on such assets exceeding $6 billion, and 0.600% of average daily net assets on such assets exceeding $7 billion. The investment advisory fees for the fiscal years ended March 31, 1999, 1998 and 1997 were $23,819,941, $22,491,681, and $20,989,160, respectively. For the five months ended August 31, 1999, the investment advisory fees pursuant to the Agreement amounted to $11,269,103, of which $2,432,369 was unpaid at August 31, 1999.



The following information replaces the information regarding "Directors and Officers" on page 44:


           DIRECTORS AND OFFICERS OF SCUDDER INTERNATIONAL FUND, INC.
                       AND GLOBAL/INTERNATIONAL FUND, INC.

                                                                                                  Position with
                                                                                                  Underwriter,
                                                                                                  Scudder Investor
Name, Age, and Address            Position with Fund      Principal Occupation**                  Services, Inc.
----------------------            ------------------      ----------------------                  --------------
Henry P. Becton, Jr. (56)         Director                President and General Manager, WGBH             --
WGBH                                                      Educational Foundation
125 Western Avenue
Allston, MA 02134

Linda C. Coughlin (48)+*          Director                Managing Director of Scudder Kemper     Senior Vice President
                                                          Investments, Inc.

Dawn-Marie Driscoll (53)          Director                Executive Fellow, Center for Business           --
4909 SW 9th Place                                         Ethics, Bentley College; President,
Cape Coral, FL  33914                                     Driscoll Associates (consulting firm)

Edgar R. Fiedler (70)             Director                Senior Fellow and Economic                      --
50023 Brogden                                             Counsellor, The Conference Board, Inc.
Chapel Hill, NC

Keith R. Fox (45)                 Director                Private Equity Investor, President,             --
10 East 53rd Street                                       Exeter Capital Management Corporation
New York, NY  10022

Joan E. Spero (55)                Director                President, Doris Duke Charitable                --
Doris Duke Charitable Foundation                          Foundation; Department of State -
650 Fifth Avenue                                          Undersecretary of State for Economic,
New York, NY  10128                                       Business and Agricultural Affairs
                                                          (March 1993 to January 1997)

Jean Gleason Stromberg (56)       Director                Consultant; Director, Financial                 --
3816 Military Road, NW                                    Institutions Issues, U.S. General
Washington, D.C.                                          Accounting Office (1996-1997);
                                                          Partner, Fulbright & Jaworski Law
                                                          Firm (1978-1996)

Jean C. Tempel (56)               Director                Managing Director, First Light Capital          --
One Boston Place
23rd Floor
Boston, MA 02108

Steven Zaleznick (45)*            Director                President and CEO, AARP Services, Inc.          --
(address)

Elizabeth J. Allan (46) #         Vice President          Senior Vice President of Scudder                --
                                                          Kemper Investments, Inc.

Irene T. Cheng (46) #             Vice President          Managing Director of Scudder Kemper             --
                                                          Investments, Inc.

                                       12

                                                                                                  Position with
                                                                                                  Underwriter,
                                                                                                  Scudder Investor
Name, Age, and Address            Position with Fund      Principal Occupation**                  Services, Inc.
----------------------            ------------------      ----------------------                  --------------

Joyce E. Cornell (56) #           Vice President          Managing Director of Scudder Kemper               --
                                                          Investments, Inc.

Susan E. Dahl (35) #              Vice President          Managing Director of Scudder Kemper               --
                                                          Investments, Inc.

Philip S. Fortuna (41) ##         Vice President          Managing Director of Scudder Kemper               --
                                                          Investments, Inc.

Carol L. Franklin (47) #          Vice President          Managing Director of Scudder Kemper               --
                                                          Investments, Inc.

Edmund B. Games, Jr. (62) +       Vice President          Managing Director of Scudder Kemper               --
                                                          Investments, Inc.

Theresa Gusman (40) #             Vice President          Managing Director of Scudder Kemper               --
                                                          Investments, Inc.

Philip S. Fortuna (41) ##         Vice President          Managing Director of Scudder Kemper               --
                                                          Investments, Inc.

Carol L. Franklin (47) #          Vice President          Managing Director of Scudder Kemper               --
                                                          Investments, Inc.

Ann M. McCreary (43) #            Vice President          Managing Director of Scudder Kemper               --
                                                          Investments, Inc.

Gerald J. Moran ++ (61)           Vice President          Managing Director of Scudder Kemper               --
                                                          Investments, Inc.

Sheridan Reilly (48) #            Vice President          Senior Vice President of Scudder                  --
                                                          Kemper Investments, Inc.

Isabel M. Saltzman+ (45)          Vice President          Managing Director of Scudder Kemper               --
                                                          Investments, Inc.

Shahram Tajbakhsh (43) ##         Vice President          Senior Vice President of Scudder                  --
                                                          Kemper Investments, Inc.

John R. Hebble (42)+              Treasurer               Senior Vice President of Scudder        Assistant Treasurer
                                                          Kemper Investments, Inc.

Caroline Pearson (38)+            Assistant Secretary     Senior Vice President of Scudder        Clerk
                                                          Kemper Investments, Inc.; Associate,
                                                          Dechert Price & Rhoads (law firm)
                                                          1989 - 1997

John Millette (37)+               Vice President and      Vice President of Scudder Kemper                  --
                                  Secretary               Investments, Inc.

* Ms. Coughlin and Mr. Zaleznick are considered by the Funds and its counsel to be "interested persons" of the Adviser or of the Corporation as defined in the 1940 Act.
** Unless otherwise stated, all officers and directors have been associated with their respective companies for more than five years, but not necessarily in the same capacity.
+        Address: Two International Place, Boston, Massachusetts 02110
#        Address:  345 Park Avenue, New York, New York 10154

         The Directors and officers of the Corporation also serve in similar capacities with respect to other Scudder Funds. The newly-constituted Board may determine to change its compensation structure.

         As of June 15, 2000, all Trustees and Officers of Scudder Global Fund, as a group, owned beneficially (as that term is defined in Section 13 (d) of The Securities and Exchange Act of 1934) less than 1% of the outstanding shares.

         As of June 15, 2000, 5,495,546 shares in the aggregate, or 10.80% of the outstanding shares of Scudder Global Fund were held in the name of Charles Schwab, 101 Montgomery Street, San Francisco, CA, 94101 who may be deemed to be beneficial owner of such shares.

         As of June 15, 2000, all Trustees and Officers of Scudder Emerging Markets Growth Fund and Scudder International Fund, as a group, owned beneficially (as that term is defined in Section 13 (d) of The Securities and Exchange Act of 1934) less than 1% of the outstanding shares.

         Certain accounts for which Scudder Kemper acts as investment adviser owned 1,031,836 shares in the aggregate, or 13.67% of the outstanding shares of as of Scudder Emerging Markets Growth Fund. Scudder Kemper may be deemed to be the beneficial owner of such shares, but disclaims any beneficial ownership in such shares.

         As of June 15, 2000, 636,831 shares in the aggregate, or 8.44% of the outstanding shares of Scudder Emerging Markets Growth Fund were held in the name of Charles Schwab, 101 Montgomery Street, San Francisco, CA, 94101 who may be deemed to be beneficial owner of such shares.

         As of June 15, 2000, 590,934 shares in the aggregate, or 7.82% of the outstanding shares of Scudder Emerging Markets Growth Fund were held in the name of State Street Bank and Trust, Custodian for Scudder Pathway Series: Balanced Portfolio, One Heritage Drive, Quincy, MA 02171 who may be deemed to be beneficial owner of such shares.

         As of June 15, 2000, 9,663,857 shares in the aggregate, or 12.44% of the outstanding shares of Scudder International Fund were held in the name of Charles Schwab, 101 Montgomery Street, San Francisco, CA, 94101 who may be deemed to be beneficial owner of such shares.

         To the knowledge of the Fund, as of June 15, 2000, no person owned beneficially more than 5% of the outstanding shares of Scudder Global Fund, except as stated above.

         To the knowledge of the Fund, as of June 15, 2000, no person owned beneficially more than 5% of the outstanding shares of Scudder Emerging Markets Growth Fund, except as stated above.

         To the knowledge of the Fund, as of June 15, 2000, no person owned beneficially more than 5% of the outstanding shares of Scudder International Fund, except as stated above.

The following information regarding the "Administrative Fee" is added on page
53:

Administrative Fee

         Each Fund has entered into administrative services agreements with Scudder Kemper (the "Administration Agreements"), pursuant to which Scudder Kemper will provide or pay others to provide substantially all of the administrative services required by a Fund (other than those provided by Scudder Kemper under its investment management agreements with the Funds, as described above) in exchange for the payment by each Fund of an administrative services fee (the "Administrative Fee") of 0.375% of its average daily net assets for Scudder International Fund and Scudder Global Fund, and 0.65% of Scudder Emerging Markets Growth Fund's average daily net assets. One effect of these arrangements is to make each Fund's future expense ratio more predictable. The Administrative Fee will become effective on or about August 14, 2000 for Scudder International Fund, September 11, 2000 for Scudder Global Fund and October 2, 2000 for Scudder Emerging Markets Growth Fund.

         Various third-party service providers (the "Service Providers"), some of which are affiliated with Scudder Kemper, provide certain services to the Funds pursuant to separate agreements with the Funds. Scudder Fund Accounting Corporation, a subsidiary of Scudder Kemper, computes net asset value for the Funds and maintains their accounting records. Scudder Service Corporation, also a subsidiary of Scudder Kemper, is the transfer, shareholder servicing and dividend-paying agent for the shares of the Funds. Scudder Trust Company, an affiliate of Scudder Kemper, provides subaccounting and recordkeeping services for shareholders in certain retirement and employee benefit plans. As custodian, Brown Brothers Harriman holds the portfolio securities of the Funds, pursuant to a custodian agreement. PricewaterhouseCoopers LLP audits the financial statements of the Funds and provides other audit, tax, and related services. Dechert Price & Rhoads acts as general counsel for each Fund. In addition to the fees they pay under the investment management agreements with Scudder Kemper, the Funds pay the fees and expenses associated with these service arrangements, as well as each Fund's insurance, registration, printing, postage and other costs.

         Scudder Kemper will pay the Service Providers for the provision of their services to the Funds and will pay other fund expenses, including insurance, registration, printing and postage fees. In return, each Fund will pay Scudder Kemper an Administrative Fee.

         Each Administration Agreement has an initial term of three years, subject to earlier termination by a Fund's Board. The fee payable by a Fund to Scudder Kemper pursuant to the Administration Agreements is reduced by the amount of any credit received from the Fund's custodian for cash balances.

         Certain expenses of the Funds will not be borne by Scudder Kemper under the Administration Agreements, such as taxes, brokerage, interest and extraordinary expenses; and the fees and expenses of the Independent Directors (including the fees and expenses of their independent counsel). In addition, each Fund will continue to pay the fees required by its investment management agreement with Scudder Kemper.

The following information regarding "Other Information" is added on page 69:

The CUSIP number of Scudder Global Fund Class AARP is 378947-873.

The CUSIP number of Scudder International Fund Class AARP is 811165-828.

The CUSIP number of Scudder Emerging Markets Growth Fund Class AARP is
811165-869.



July 14, 2000

                           SCUDDER LATIN AMERICA FUND
                       SCUDDER PACIFIC OPPORTUNITIES FUND
                       SCUDDER GREATER EUROPE GROWTH FUND

                         SUPPLEMENT TO THE STATEMENT OF
                   ADDITIONAL INFORMATION DATED MARCH 1, 2000

                           --------------------------

On or about October 2, 2000, each fund will offer two classes of shares to provide investors with different purchase options. The two classes are Class S and Class AARP. Each class has its own important features and policies. In addition, as of the date noted above, all existing shares of Scudder Latin America Fund and Scudder Greater Europe Growth Fund and all Pacific Opportunities Shares of Scudder Pacific Opportunities Fund will be redesignated as Class S shares of their respective funds. Shares of Class AARP will be especially designed for members of AARP".

The  following   disclosure  replaces  the  disclosure   regarding   "Additional
Information About Opening an Account" on page 28:

Additional Information About Opening an Account

         Clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and members of their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 for Class S and $1,000 for Class AARP through Scudder Investor Services, Inc. by letter, fax, or telephone.

         Shareholders of other Scudder funds who have submitted an account application and have certified a tax identification number, clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the NASD, and banks may open an account by wire. Investors interested in investing in Class S must call 1-800-225-5163 to get an account number. During the call the investor will be asked to indicate the Fund name, class name, amount to be wired ($2,500 minimum for Class S and $1,000 for Class AARP), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the tax identification number or Social Security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to The Scudder Funds, Boston, MA 02101, ABA Number 011000028, DDA Account 9903-5552. The investor must give the Scudder fund name, class name, account name and the new account number. Finally, the investor must send a completed and signed application to the Fund promptly. Investors interested in investing in the Class AARP should call 1-800-253-2277 for further instructions.

         The minimum initial purchase amount is less than $2,500 for Class S under certain plan accounts and is $1,000 for Class AARP.

The following disclosure replaces the disclosure regarding "Minimum balances" on page 29:

Minimum balances

         Shareholders should maintain a share balance worth at least $2,500 for Class S and $1,000 for Class AARP. For fiduciary accounts such as IRAs, and custodial accounts such as Uniform Gift to Minor Act and Uniform Trust to Minor Act accounts, the minimum balance is $1000 for Class S and $500 for Class AARP. These amounts may be changed by each Fund's Board of Directors. A shareholder may open an account with at least $1,000 ($500 for fiduciary/custodial accounts), if an automatic investment plan (AIP) of $100/month ($50/month for Class AARP and fiduciary/custodial accounts) is established. Scudder group retirement plans and certain other accounts have similar or lower minimum share balance requirements.

         The Funds reserve the right, following 60 days' written notice to applicable shareholders, to:

         o For Class S, assess an annual $10 per Fund charge (with the Fee to be paid to the Fund) for any non-fiduciary/non-custodial account without an automatic investment plan (AIP) in place and a balance of less than $2,500 for Class S and $1,000 for Class AARP; and

         o redeem all shares in Fund accounts below $1,000 where a reduction in value has occurred due to a redemption, exchange or transfer out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder.

         Reductions in value that result solely from market activity will not trigger an involuntary redemption. Shareholders with a combined household account balance in any of the Scudder Funds of $100,000 or more, as well as group retirement and certain other accounts will not be subject to a fee or automatic redemption.

         Fiduciary (e.g., IRA or Roth IRA) and custodial accounts (e.g., UGMA or
UTMA) with balances below $100 are subject to automatic redemption following 60 days' written notice to applicable shareholders.


The  following   disclosure  replaces  the  disclosure   regarding   "Additional
Information About Making Subsequent Investments by QuickBuy" on page 30:

Additional Information About Making Subsequent Investments by QuickBuy

         Shareholders whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program may purchase shares of a Fund by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by QuickBuy, shareholders should call before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, a Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for most retirement plan accounts. However, QuickBuy transactions are available for Scudder IRA accounts.

         In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing a QuickBuy Enrollment Form. After sending in an enrollment form shareholders should allow 15 days for this service to be available.

         Each Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine and to discourage fraud. To the extent that the Funds do not follow such procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine.

         Investors interested in making subsequent investments in Class AARP of a Fund should call 1-800-253-2277 for further instruction.

The following information replaces the disclosure on page 31 of the SAI relating to "Share Price," "Share Certificates" and "Other Information":

Share Price

         Purchases will be filled without sales charge at the net asset value per share next computed after receipt of the application in good order. Net asset value normally will be computed for each class as of the close of regular trading on each day during which the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will be executed at the next business day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than a Fund, to forward the purchase order to Scudder Service Corporation (the "Transfer Agent") in Boston by the close of regular trading on the Exchange.

         There is no sales charge in connection with the purchase of shares of any class of the Funds.

Share Certificates

         Due to the desire of each Fund's management to afford ease of redemption, certificates will not be issued to indicate ownership in a Fund. Share certificates now in a shareholder's possession may be sent to a Fund's Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares.

Other Information

         Each Fund has authorized certain members of the NASD other than the Distributor to accept purchase and redemption orders for its shares. Those brokers may also designate other parties to accept purchase and redemption orders on a Fund's behalf. Orders for purchase or redemption will be deemed to have been received by a Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between a Fund and the broker, ordinarily orders will be priced at a class's net asset value next computed after acceptance by such brokers or their authorized designees.
Further, if purchases or redemptions of a Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Directors and the Distributor each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Board of Directors and the Distributor may suspend or terminate the offering of shares of a Fund at any time for any reason.

         The "Tax Identification Number" section of the Application must be completed when opening an account. Applications and purchase orders without a certified tax identification number and certain other certified information (e.g., from exempt organizations a certification of exempt status), will be returned to the investor. The Funds reserve the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

         The Corporation may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company or personal holding company, subject to the requirements of the 1940 Act.

The following disclosure replaces the disclosure  regarding  "Exchanges" on page
32:

Exchanges

         Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder Fund. The purchase side of the exchange either may be an additional investment into an existing account or may involve opening a new account in the other fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges to a new fund account must be for a minimum of $2,500 for Class S and $1,000 for Class AARP. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more for Class S. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee.

         Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at respective net asset values determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.

         Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder fund to an existing account in another Scudder fund, at current net asset value, through Scudder's Systematic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic Exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Corporation and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Systematic Exchange Program at any time.

         There is no charge to the shareholder for any exchange described above. An exchange into another Scudder fund is a redemption of shares and therefore may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such an exchange may be subject to backup withholding. (See "TAXES.")

         Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. The Funds and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.

         The Scudder Funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from Scudder Investor Services, Inc. a prospectus of the Scudder fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder Funds or classes of Scudder Funds. For more information, please call 1-800-225-5163 (Class S) or 1-800-253-2277 (Class AARP).

         Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.


The following disclosure replaces the disclosure regarding "Redemptions" on page 33:

Redemption By Telephone

         Shareholders currently receive the right automatically, without having to elect it, to redeem by telephone up to $100,000 and have the proceeds mailed to their address of record. Shareholders may also request by telephone to have the proceeds mailed or wired to their predesignated bank account. In order to request wire redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.

         (a)      NEW INVESTORS  wishing to establish  the telephone  redemption
                  privilege  must  complete  the  appropriate   section  on  the
                  application.

         (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder pension and profit-sharing, Scudder 401(k) and Scudder 403(b) Planholders) who wish to establish telephone redemption to a predesignated bank account or who want to change the bank account previously designated to receive redemption proceeds should either return a Telephone Redemption Option Form (available upon request), or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.

         If a request for a redemption to a shareholder's bank account is made by telephone or fax, payment will be by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5 charge for all wire redemptions.

         Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

         The Funds employs procedure, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

         Redemption requests by telephone (technically a repurchase agreement between the Fund and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared which may take up to seven business days.

Redemption by QuickSell

         Shareholders whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and have elected to participate in the QuickSell program may sell shares of a Fund by telephone. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, normally 4 p.m. eastern time, Shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing the following business day. QuickSell transactions are not available for IRA accounts and most other retirement plan accounts.

         In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add QuickSell to their account may do so by completing a QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.

         The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption by Mail or Fax

         Any existing share certificates representing shares being redeemed must accompany a request for redemption and be duly endorsed or accompanied by a proper stock assignment form with signature(s) guaranteed.

         In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax (required in some states when settling estates).

         It is suggested that shareholders holding shares registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within seven (7) business days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays of more than seven (7) days of payment for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.

         The requirements for IRA redemptions are different from those for regular accounts. For more information call 1-800-225-5163.

The following disclosure replaces the disclosure regarding "Internet access" on page 36:

Internet access

World Wide Web Site -- The address of the Scudder Funds site is www.scudder.com. The address for the Class AARP shares is aarp.scudder.com. These sites offer guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The sites also enable users to access or view fund prospectuses and profiles with links between summary information in Fund Summaries and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.

Account Access -- The Adviser is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

         The Adviser's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web sites. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

         An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.

The  following   information  replaces  the  disclosure  on  page  36  regarding
"Dividends and Capital Gains Distribution Options":

Dividends and Capital Gains Distribution Options

         Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of a Fund. A change of instructions for the method of payment may be given to the Transfer Agent in writing at least five days prior to a dividend record date. Shareholders may change their dividend option by calling 1-800-225-5163 for Class S and 1-800-253-2277 for Class AARP or by sending written instructions to the Transfer Agent. Please include your account number with your written request.

         Reinvestment is usually made at the closing net asset value of the class determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional class shares of a Fund.

         Investors may also have dividends and distributions automatically deposited to their predesignated bank account through Scudder's Direct
Distributions  Program.  Shareholders  who elect to  participate  in the  Direct
Distributions Program, and whose predesignated checking account of record is with a member bank of Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after a Fund pays its distribution. A Direct Distributions request form can be obtained by calling 1-800-225-5163 for Class S and 1-800-253-2277 for Class AARP. Confirmation Statements will be mailed to shareholders as notification that distributions have been deposited.

         Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.

The  following   information  replaces  the  information   regarding  "Automatic
Withdrawal Plan" on page 42:

         Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional Shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s). Any such requests must be received by a Fund's transfer agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Corporation or its agent on written notice, and will be terminated when all Shares of a Fund under the Plan have been liquidated or upon receipt by the Corporation of notice of death of the shareholder.

         An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163 for Class S and 1-800-253-2277 for Class AARP.

The  following   information  replaces  the  information   regarding  "Automatic
Investment Plan" on page 43:

         Shareholders may arrange to make periodic investments in Class S shares through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50 for Class S shares.

         Shareholders may arrange to make periodic investments in Class AARP of each Fund through automatic deductions from checking accounts. The minimum pre-authorized investment amount is $50. New shareholders who open a Gift to Minors Account pursuant to the Uniform Gift to Minors Act (UGMA) and the Uniform Transfer to Minors Act (UTMA) and who sign up for the Automatic Investment Plan will be able to open a Fund account for less than $500 if they agree to increase their investment to $500 within a 10 month period. Investors may also invest in any Class AARP for $500 if they establish a plan with a minimum automatic investment of at least $100 per month. This feature is only available to Gifts to Minors Account investors. The Automatic Investment Plan may be discontinued at any time without prior notice to a shareholder if any debit from their bank is not paid, or by written notice to the shareholder at least thirty days prior to the next scheduled payment to the Automatic Investment Plan.

         The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

The  following   information   replaces  the  information   under   "Performance
Information" on page 44:

                                        Average Annual Total Return for the periods ended April 30, 2000

                                             One year              Five Year             Life of Fund
                                             --------              ---------             ------------

Latin America Fund - Class S                   7.15%                10.64%                12.20%*(1)

Pacific Opportunities Fund - Class S          35.52%                -1.03%                 2.65%*(1)

Greater Europe Growth Fund - Class S          31.25%                25.47%                23.80%*(2)


(1) For the period beginning December 8, 1992 (commencement of operations for Latin America Fund and Pacific Opportunities Fund).

(2) For the period beginning October 10, 1994 (commencement of operations for Greater Europe Growth Fund).

* If the Adviser had not maintained expenses, the average annual returns for the periods indicated would have been lower.


          Cumulative Total Return for the periods ended April 30, 2000

                                             One year              Five Year             Life of Fund
                                             --------              ---------             ------------

Latin America Fund - Class S                   7.15%                65.81%                134.17%*(1)

Pacific Opportunities Fund - Class S          35.52%                -5.04%                21.34%*(1)

Greater Europe Growth Fund - Class S          31.25%                210.93%               227.31%*(2)


(1) For the period beginning December 8, 1992 (commencement of operations for Latin America Fund and Pacific Opportunities Fund).

(2) For the period beginning October 10, 1994 (commencement of operations for Greater Europe Growth Fund).

* If the Adviser had not maintained expenses, the cumulative total returns for the periods indicated would have been lower.

The following replaces the second paragraph under "Organization of the Funds" on page 46:

         The authorized capital stock of the Corporation consists of 1.6 billion shares of a par value of $.01 each which capital stock has been divided into eight series, six of which are currently offered: Scudder International Fund, the original series; Scudder Latin America Fund, Scudder Pacific Opportunities Fund, both organized in December 1992, Scudder Greater Europe Growth Fund, organized in October 1994, Scudder Emerging Markets Growth Fund, organized in May 1996 and Scudder International Growth and Income Fun, organized in June
1997. Each series consists of 200 million shares except for Scudder International Fund which consists of 500 million shares. Scudder International Fund is further divided into four classes of shares, Class AARP, Class S, the Barrett International Shares and the R Class shares. Scudder Latin America Fund, Scudder Pacific Opportunities Fund, Scudder Greater Europe Growth Fund and Scudder Emerging Markets Growth Fund are each further divided into two classes of shares, Class AARP and Class S shares. The Directors have the authority to issue additional series of shares and to designate the relative rights and preferences as between the different series. All shares issued and outstanding are fully paid and non-assessable, transferable, and redeemable at net asset value at the option of the shareholder. Shares have no pre-emptive or conversion rights.

The  following   information   replaces  the  information   regarding  "Personal
Investments by Employees of the Adviser" on page 51:

Code of Ethics

         The Funds, the Adviser and principal underwriter have each adopted codes of ethics under rule 17j-1 of the Investment Company Act. Board members, officers of the Funds and employees of the Adviser and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Funds, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Adviser's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds. Among other things, the Adviser's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Adviser's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

The following information replaces the information regarding "Directors and Officers" on page 51:

           DIRECTORS AND OFFICERS OF SCUDDER INTERNATIONAL FUND, INC.

                                                                                                  Position with
                                                                                                  Underwriter,
                                                                                                  Scudder Investor
Name, Age, and Address            Position with Fund      Principal Occupation**                  Services, Inc.
----------------------            ------------------      ----------------------                  --------------
Henry P. Becton, Jr. (56)         Director                President and General Manager, WGBH             --
WGBH                                                      Educational Foundation
125 Western Avenue
 Allston, MA 02134

Linda C. Coughlin (48)+*          Director                Managing Director of Scudder Kemper     Senior Vice President
                                Investments, Inc.

Dawn-Marie Driscoll (53)          Director                Executive Fellow, Center for Business             --
4909 SW 9th Place                                         Ethics, Bentley College; President,
Cape Coral, FL  33914                                     Driscoll Associates (consulting firm)

Edgar R. Fiedler (70)             Director                Senior Fellow and Economic                        --
50023 Brogden                                             Counsellor, The Conference Board, Inc.
Chapel Hill, NC



                                       10

                                                                                                  Position with
                                                                                                  Underwriter,
                                                                                                  Scudder Investor
Name, Age, and Address            Position with Fund      Principal Occupation**                  Services, Inc.
----------------------            ------------------      ----------------------                  --------------
Keith R. Fox (45)                 Director                Private Equity Investor, President,               --
10 East 53rd Street                                       Exeter Capital Management Corporation
New York, NY  10022

Joan E. Spero (55)                Director                President, Doris Duke Charitable                  --
Doris Duke Charitable Foundation                          Foundation; Department of State -
650 Fifth Avenue                                          Undersecretary of State for Economic,
New York, NY  10128                                       Business and Agricultural Affairs
                                                          (March 1993 to January 1997)

Jean Gleason Stromberg (56)       Director                Consultant; Director, Financial                   --
3816 Military Road, NW                                    Institutions Issues, U.S. General
Washington, D.C.                                          Accounting Office (1996-1997);
                                                          Partner, Fulbright & Jaworski Law
                                Firm (1978-1996)

Jean C. Tempel (56)               Director                Managing Director, First Light Capital          --
One Boston Place
23rd Floor
Boston, MA 02108

Steven Zaleznick (45)*            Director                President and CEO, AARP Services, Inc.            --
(address)


Ann M. McCreary (43) #            Vice President          Managing Director of Scudder Kemper               --
                                Investments, Inc.

John R. Hebble (42)+              Treasurer               Senior Vice President of Scudder        Assistant Treasurer
                            Kemper Investments, Inc.

Caroline Pearson (38)+            Assistant Secretary     Senior Vice President of Scudder        Clerk
                                                          Kemper Investments, Inc.; Associate,
                                                          Dechert Price & Rhoads (law firm)
                                                          1989 - 1997

John Millette (37)+               Vice President and      Vice President of Scudder Kemper                  --
                                  Secretary               Investments, Inc.


* Ms. Coughlin and Mr. Zaleznick are considered by the Funds and its counsel to be "interested persons" of the Adviser or of the Corporation as defined in the 1940 Act.
** Unless otherwise stated, all officers and directors have been associated with their respective companies for more than five years, but not necessarily in the same capacity.
+        Address:  Two International Place, Boston, Massachusetts 02110
#        Address:  345 Park Avenue, New York, New York 10154

         The Directors and officers of the Corporation also serve in similar capacities with respect to other Scudder Funds. The newly-constituted Board may determine to change its compensation structure.

         As of June 15, 2000, all Trustees and Officers of Scudder Pacific Opportunities Fund and Scudder Latin America Fund, as a group, owned beneficially (as that term is defined in Section 13 (d) of The Securities and Exchange Act of 1934) less than 1% of the outstanding shares.

         As of June 15, 2000, 1,129,775 shares in the aggregate, or 9.73% of the outstanding shares of Scudder Pacific Opportunities Fund were held in the name of Charles Schwab, 101 Montgomery Street, San Francisco, CA, 94101 who may be deemed to be beneficial owner of such shares.

         As of June 15, 2000, 1,987,755 shares in the aggregate, or 9.93% of the outstanding shares of Scudder Latin America Fund were held in the name of Charles Schwab, 101 Montgomery Street, San Francisco, CA, 94101 who may be deemed to be beneficial owner of such shares.

         To the knowledge of the Fund, as of June 15, 2000, no person owned beneficially more than 5% of the outstanding shares of Scudder Pacific Opportunities Fund, except as stated above.

         To the knowledge of the Fund, as of June 15, 2000, no person owned beneficially more than 5% of the outstanding shares of Scudder Latin America Fund, except as stated above.

         As of June 15, 2000, all Trustees and Officers of Scudder Greater Europe Growth Fund, as a group, owned beneficially (as that term is defined in Section 13 (d) of The Securities and Exchange Act of 1934) less than 1% of the outstanding shares.

         Certain accounts for which Scudder Kemper acts as investment adviser owned 713,408 shares in the aggregate, or 15.76% of the outstanding shares of Scudder Greater Europe Growth Fund. Scudder Kemper may be deemed to be the beneficial owner of such shares, but disclaims any beneficial ownership in such shares.

         As of June 15, 2000, 9,283,840 shares in the aggregate, or 20.51% of the outstanding shares of Scudder Greater Europe Growth Fund were held in the name of Charles Schwab, 101 Montgomery Street, San Francisco, CA, 94101 who may be deemed to be beneficial owner of such shares.

         As of June 15, 2000, 2,625,016 shares in the aggregate, or 5.80% of the outstanding shares of Scudder Greater Europe Growth Fund were held in the name of Fidelity Investments Institutional Operations Company, 100 Magellan Way, Covington, KY, 41015 who may be deemed to be beneficial owner of such shares.

         As of June 15, 2000, 6,034,600 shares in the aggregate, or 13.35% of the outstanding shares of Scudder Greater Europe Growth Fund were held in the name of Merrill, Lynch, Pierce, Fenner and Smith, (for the benefit of customers) 4800 Deer Lake Drive East, Jacksonville, FL, 32246 who may be deemed to be beneficial owner of such shares.

         To the knowledge of the Fund, as of June 15, 2000, no person owned beneficially more than 5% of the outstanding shares of Scudder Greater Europe Growth Fund, except as stated above.

The following information regarding "Other Information" is added on page 63:

The CUSIP number of Scudder Pacific Opportunities Fund Class AARP is 811165-836.

The CUSIP number of Scudder Latin America Fund Class AARP is 811165-844.

The CUSIP number of Scudder Greater Europe Growth Fund Class AARP is 811165-851.

The following  information  regarding the "Administrative  Fee" is added on page
55:


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


Administrative Fee

         Each Fund has entered into administrative services agreements with Scudder Kemper (the "Administration Agreements"), pursuant to which Scudder Kemper will provide or pay others to provide substantially all of the administrative services required by a Fund (other than those provided by Scudder Kemper under its investment management agreements with the Funds, as described above) in exchange for the payment by each Fund of an administrative services fee (the "Administrative Fee") of 0.650% of average daily net assets for Scudder Pacific Opportunities Fund, 0.650% of average daily net assets for Scudder Latin America Fund and 0.375% of average daily net assets for Scudder Greater Europe Growth Fund. One effect of these arrangements is to make each Fund's future expense ratio more predictable. With regard to Scudder Pacific Opportunities Fund, Scudder Latin America Fund and Scudder Greater Europe Growth Fund, the administrative fee will become effective on or about October 2, 2000.

         Various third-party service providers (the "Service Providers"), some of which are affiliated with Scudder Kemper, provide certain services to the Funds pursuant to separate agreements with the Funds. Scudder Fund Accounting Corporation, a subsidiary of Scudder Kemper, computes net asset value for the Funds and maintains their accounting records. Scudder Service Corporation, also a subsidiary of Scudder Kemper, is the transfer, shareholder servicing and dividend-paying agent for the shares of the Funds. Scudder Trust Company, an affiliate of Scudder Kemper, provides subaccounting and recordkeeping services for shareholders in certain retirement and employee benefit plans. As custodian, Brown Brothers Harriman holds the portfolio securities of the Funds, pursuant to a custodian agreement. PricewaterhouseCoopers LLP audits the financial statements of the Funds and provides other audit, tax, and related services. Dechert Price & Rhoads acts as general counsel for each Fund. In addition to the fees they pay under the investment management agreements with Scudder Kemper, the Funds pay the fees and expenses associated with these service arrangements, as well as each Fund's insurance, registration, printing, postage and other costs.

         Scudder Kemper will pay the Service Providers for the provision of their services to the Funds and will pay other fund expenses, including insurance, registration, printing and postage fees. In return, each Fund will pay Scudder Kemper an Administrative Fee.

         Each Administration Agreement has an initial term of three years, subject to earlier termination by a Fund's Board. The fee payable by a Fund to Scudder Kemper pursuant to the Administration Agreements is reduced by the amount of any credit received from the Fund's custodian for cash balances.

         Certain expenses of the Funds will not be borne by Scudder Kemper under the Administration Agreements, such as taxes, brokerage, interest and extraordinary expenses; and the fees and expenses of the Independent Directors (including the fees and expenses of their independent counsel). In addition, each Fund will continue to pay the fees required by its investment management agreement with Scudder Kemper.



July 14, 2000


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